UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23237

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2017 are attached.

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value

COMMON STOCKS - 99.5%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	3,268	$ 341,637
Esterline Technologies Corp. (A)	1,953	176,063
Huntington Ingalls Industries, Inc.	3,362	761,291
KLX, Inc. (A)	3,808	201,558
Orbital ATK, Inc.	4,265	567,927
Teledyne Technologies, Inc. (A)	2,616	416,415

		2,464,891

Airlines - 0.4%
JetBlue Airways Corp. (A)	24,353	451,261

Auto Components - 0.7%
Cooper Tire & Rubber Co.	3,864	144,514
Dana, Inc.	10,713	299,535
Gentex Corp.	21,143	418,631

		862,680

Automobiles - 0.4%
Thor Industries, Inc.	3,621	455,920

Banks - 8.6%
Associated Banc-Corp.	11,206	271,745
BancorpSouth, Inc.	6,268	200,889
Bank of Hawaii Corp.	3,158	263,251
Bank of the Ozarks, Inc.	8,991	432,018
Cathay General Bancorp	5,623	226,045
Chemical Financial Corp.	5,268	275,306
Commerce Bancshares, Inc.	6,621	382,495
Cullen/Frost Bankers, Inc.	4,328	410,814
East West Bancorp, Inc.	10,698	639,526
First Horizon National Corp.	17,337	332,004
FNB Corp.	23,933	335,780
Fulton Financial Corp.	12,953	242,869
Hancock Holding Co.	6,275	304,024
Home BancShares, Inc.	11,702	295,124
International Bancshares Corp.	4,010	160,801
MB Financial, Inc.	6,207	279,439
PacWest Bancorp	8,889	448,983
Pinnacle Financial Partners, Inc.	5,462	365,681
Prosperity Bancshares, Inc.	5,145	338,181
Signature Bank (A)	4,070	521,123
Sterling Bancorp	16,630	409,929
SVB Financial Group (A)	3,902	730,025
Synovus Financial Corp.	8,996	414,356
TCF Financial Corp.	12,708	216,544
Texas Capital Bancshares, Inc. (A)	3,673	315,143
Trustmark Corp., Class A	5,016	166,130
UMB Financial Corp.	3,259	242,763
Umpqua Holdings Corp.	16,305	318,111
United Bankshares, Inc.	7,772	288,730
Valley National Bancorp	19,545	235,517
Webster Financial Corp.	6,818	358,286
Wintrust Financial Corp.	4,132	323,577

		10,745,209

Beverages - 0.1%
Boston Beer Co., Inc., Class A (A)	660	103,092

	Shares	Value

COMMON STOCKS (continued)
Biotechnology - 0.7%
Bioverativ, Inc. (A)	8,009	$ 457,074
United Therapeutics Corp. (A)	3,217	377,000

		834,074

Building Products - 0.4%
Lennox International, Inc.	2,811	503,085

Capital Markets - 3.2%
Eaton Vance Corp.	8,514	420,336
FactSet Research Systems, Inc.	2,905	523,220
Federated Investors, Inc., Class B	7,061	209,712
Janus Henderson Group PLC	13,355	465,288
Legg Mason, Inc.	6,445	253,353
MarketAxess Holdings, Inc.	2,783	513,491
MSCI, Inc., Class A	6,668	779,489
SEI Investments Co.	9,717	593,320
Stifel Financial Corp.	5,058	270,401

		4,028,610

Chemicals - 3.0%
Ashland Global Holdings, Inc.	4,620	302,102
Cabot Corp.	4,608	257,126
Chemours Co.	13,683	692,497
Minerals Technologies, Inc.	2,598	183,549
NewMarket Corp.	685	291,639
Olin Corp.	12,310	421,617
PolyOne Corp.	6,056	242,422
RPM International, Inc.	9,887	507,599
Scotts Miracle-Gro Co., Class A	3,027	294,648
Sensient Technologies Corp.	3,248	249,836
Valvoline, Inc.	15,003	351,820

		3,794,855

Commercial Services & Supplies - 1.8%
Brink’s Co.	3,738	314,926
Clean Harbors, Inc. (A)	3,851	218,352
Copart, Inc. (A)	14,837	509,948
Deluxe Corp.	3,580	261,197
Herman Miller, Inc.	4,428	158,965
HNI Corp.	3,265	135,400
MSA Safety, Inc.	2,516	200,047
Pitney Bowes, Inc.	13,823	193,660
Rollins, Inc.	7,103	327,732

		2,320,227

Communications Equipment - 1.4%
ARRIS International PLC (A)	13,070	372,364
Brocade Communications Systems, Inc.	30,635	366,088
Ciena Corp. (A)	10,497	230,619
InterDigital, Inc.	2,570	189,538
NetScout Systems, Inc. (A)	6,630	214,481
Plantronics, Inc.	2,488	110,019
ViaSat, Inc. (A)	3,995	256,958

		1,740,067

Construction & Engineering - 1.2%
AECOM (A)	11,603	427,106
Dycom Industries, Inc. (A)	2,301	197,610
EMCOR Group, Inc.	4,382	304,023
Granite Construction, Inc.	2,950	170,953

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	September 30, 2017 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
KBR, Inc.	10,357	$ 185,183
Valmont Industries, Inc.	1,673	264,501

		1,549,376

Construction Materials - 0.3%
Eagle Materials, Inc.	3,591	383,160

Consumer Finance - 0.3%
SLM Corp. (A)	31,953	366,501

Containers & Packaging - 1.3%
AptarGroup, Inc.	4,644	400,824
Bemis Co., Inc.	6,723	306,367
Greif, Inc., Class A	1,913	111,987
Owens-Illinois, Inc. (A)	12,060	303,430
Silgan Holdings, Inc.	5,473	161,070
Sonoco Products Co.	7,360	371,312

		1,654,990

Distributors - 0.3%
Pool Corp.	3,052	330,135

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.	4,596	164,767
Graham Holdings Co., Class B	343	200,689
Service Corp. International	13,863	478,273
Sotheby’s, Class A (A)	2,769	127,679

		971,408

Diversified Telecommunication Services - 0.1%
Frontier Communications Corp.	5,815	68,559

Electric Utilities - 1.9%
Great Plains Energy, Inc.	15,968	483,831
Hawaiian Electric Industries, Inc.	8,055	268,795
IDACORP, Inc.	3,731	328,067
OGE Energy Corp.	14,787	532,776
PNM Resources, Inc.	5,898	237,689
Westar Energy, Inc., Class A	10,517	521,643

		2,372,801

Electrical Equipment - 0.8%
EnerSys	3,214	222,312
Hubbell, Inc., Class B	4,050	469,881
Regal Beloit Corp.	3,302	260,858

		953,051

Electronic Equipment, Instruments & Components - 5.2%
Arrow Electronics, Inc. (A)	6,535	525,479
Avnet, Inc.	9,112	358,102
Belden, Inc.	3,132	252,220
Cognex Corp.	6,410	706,895
Coherent, Inc. (A)	1,824	428,950
IPG Photonics Corp. (A)	2,790	516,317
Jabil, Inc.	13,272	378,916
Keysight Technologies, Inc. (A)	13,725	571,783
Knowles Corp. (A)	6,621	101,103
Littelfuse, Inc.	1,682	329,470
National Instruments Corp.	7,923	334,113
SYNNEX Corp.	2,159	273,135
Tech Data Corp. (A)	2,569	228,256
Trimble, Inc. (A)	18,744	735,702
VeriFone Systems, Inc. (A)	8,281	167,939

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	9,931	$ 186,703
Zebra Technologies Corp., Class A (A)	3,932	426,936

		6,522,019

Energy Equipment & Services - 1.5%
Core Laboratories NV	3,266	322,354
Diamond Offshore Drilling, Inc. (A)	4,775	69,238
Dril-Quip, Inc., Class A (A)	2,802	123,708
Ensco PLC, Class A	22,500	134,325
Nabors Industries, Ltd.	21,162	170,777
Oceaneering International, Inc.	7,276	191,141
Patterson-UTI Energy, Inc.	15,797	330,789
Rowan Cos. PLC, Class A (A)	8,413	108,107
Superior Energy Services, Inc. (A)	11,316	120,855
Transocean, Ltd. (A)	28,964	311,653

		1,882,947

Equity Real Estate Investment Trusts - 9.2%
Alexander & Baldwin, Inc.	3,422	158,541
American Campus Communities, Inc.	10,101	445,959
Camden Property Trust	6,843	625,792
CoreCivic, Inc.	8,750	234,237
CoreSite Realty Corp.	2,532	283,331
Corporate Office Properties Trust	7,365	241,793
Cousins Properties, Inc.	31,098	290,455
CyrusOne, Inc.	6,760	398,367
DCT Industrial Trust, Inc.	6,892	399,185
Douglas Emmett, Inc.	11,336	446,865
Education Realty Trust, Inc.	5,420	194,741
EPR Properties	4,745	330,916
First Industrial Realty Trust, Inc.	8,874	267,019
Geo Group, Inc.	9,184	247,050
Healthcare Realty Trust, Inc.	9,166	296,428
Highwoods Properties, Inc.	7,644	398,176
Hospitality Properties Trust	12,163	346,524
JBG SMITH Properties (A)	6,914	236,528
Kilroy Realty Corp.	7,283	517,967
Lamar Advertising Co., Class A	6,191	424,269
LaSalle Hotel Properties	8,383	243,275
Liberty Property Trust, Series C	10,908	447,882
Life Storage, Inc.	3,448	282,081
Mack-Cali Realty Corp.	6,652	157,719
Medical Properties Trust, Inc.	26,958	353,959
National Retail Properties, Inc.	11,050	460,343
Omega Healthcare Investors, Inc.	14,604	466,014
Potlatch Corp.	3,007	153,357
Quality Care Properties, Inc. (A)	6,946	107,663
Rayonier, Inc.	9,544	275,726
Sabra Health Care REIT, Inc.	13,020	285,659
Senior Housing Properties Trust	17,589	343,865
Tanger Factory Outlet Centers, Inc.	7,031	171,697
Taubman Centers, Inc.	4,495	223,402
Uniti Group, Inc.	12,211	179,013
Urban Edge Properties	7,837	189,028
Washington Prime Group, Inc.	13,755	114,579
Weingarten Realty Investors	8,843	280,677

		11,520,082

Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	2,831	309,853
Sprouts Farmers Market, Inc. (A)	9,336	175,237
United Natural Foods, Inc. (A)	3,748	155,879

		640,969

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	September 30, 2017 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products - 2.6%
Dean Foods Co.	6,732	$ 73,244
Flowers Foods, Inc.	13,641	256,587
Hain Celestial Group, Inc. (A)	7,678	315,950
Ingredion, Inc.	5,307	640,237
Lamb Weston Holdings, Inc.	10,823	507,491
Lancaster Colony Corp.	1,443	173,333
Post Holdings, Inc. (A)	4,898	432,346
Sanderson Farms, Inc.	1,482	239,373
Snyder’s-Lance, Inc.	6,296	240,129
Tootsie Roll Industries, Inc.	1,419	53,922
TreeHouse Foods, Inc. (A)	4,234	286,769

		3,219,381

Gas Utilities - 2.2%
Atmos Energy Corp.	7,853	658,396
National Fuel Gas Co.	6,331	358,398
New Jersey Resources Corp.	6,408	270,097
ONE Gas, Inc.	3,870	284,987
Southwest Gas Holdings, Inc.	3,523	273,455
UGI Corp.	12,837	601,542
WGL Holdings, Inc.	3,792	319,286

		2,766,161

Health Care Equipment & Supplies - 3.1%
ABIOMED, Inc. (A)	3,102	522,997
Globus Medical, Inc., Class A (A)	5,346	158,883
Halyard Health, Inc. (A)	3,465	156,029
Hill-Rom Holdings, Inc.	4,878	360,972
LivaNova PLC (A)	3,211	224,963
Masimo Corp. (A)	3,538	306,249
NuVasive, Inc. (A)	3,762	208,640
STERIS PLC	6,289	555,948
Teleflex, Inc.	3,335	806,970
West Pharmaceutical Services, Inc.	5,479	527,409

		3,829,060

Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (A)	6,048	288,852
HealthSouth Corp.	7,311	338,865
LifePoint Health, Inc. (A)	2,970	171,963
MEDNAX, Inc. (A)	6,928	298,735
Molina Healthcare, Inc. (A)	3,256	223,883
Owens & Minor, Inc.	4,533	132,364
Tenet Healthcare Corp. (A)	5,972	98,120
WellCare Health Plans, Inc. (A)	3,296	566,055

		2,118,837

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (A)	13,373	190,298
Medidata Solutions, Inc. (A)	4,332	338,156

		528,454

Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	3,623	115,429
Buffalo Wild Wings, Inc. (A)	1,148	121,344
Cheesecake Factory, Inc.	3,237	136,342
Churchill Downs, Inc.	958	197,540
Cracker Barrel Old Country Store, Inc.	1,780	269,884
Domino’s Pizza, Inc.	3,573	709,419
Dunkin’ Brands Group, Inc.	6,682	354,680
ILG, Inc.	7,862	210,151
International Speedway Corp., Class A	1,849	66,564
Jack in the Box, Inc.	2,179	222,084

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Papa John’s International, Inc.	1,968	$ 143,802
Six Flags Entertainment Corp.	5,892	359,058
Texas Roadhouse, Inc., Class A	4,839	237,788
Wendy’s Co.	13,520	209,966

		3,354,051

Household Durables - 1.9%
CalAtlantic Group, Inc.	5,630	206,227
Helen of Troy, Ltd. (A)	2,016	195,350
KB Home	6,171	148,845
NVR, Inc. (A)	258	736,590
Tempur Sealy International, Inc. (A)	3,397	219,174
Toll Brothers, Inc.	11,264	467,118
TRI Pointe Group, Inc. (A)	11,206	154,755
Tupperware Brands Corp.	3,767	232,876

		2,360,935

Household Products - 0.2%
Energizer Holdings, Inc.	4,578	210,817

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	4,677	469,056

Insurance - 4.3%
Alleghany Corp. (A)	1,143	633,233
American Financial Group, Inc.	5,084	525,940
Aspen Insurance Holdings, Ltd.	4,431	179,012
Brown & Brown, Inc.	8,592	414,049
CNO Financial Group, Inc.	12,515	292,100
First American Financial Corp.	8,198	409,654
Genworth Financial, Inc., Class A (A)	36,958	142,288
Hanover Insurance Group, Inc.	3,138	304,166
Kemper Corp.	3,609	191,277
Mercury General Corp.	2,703	153,233
Old Republic International Corp.	18,158	357,531
Primerica, Inc.	3,324	271,072
Reinsurance Group of America, Inc., Class A	4,775	666,256
RenaissanceRe Holdings, Ltd.	2,983	403,123
WR Berkley Corp.	7,094	473,454

		5,416,388

Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	2,366	92,392

Internet Software & Services - 0.7%
Cars.com, Inc. (A)	5,299	141,006
j2 Global, Inc.	3,579	264,417
LogMeIn, Inc.	3,901	429,305

		834,728

IT Services - 3.4%
Acxiom Corp. (A)	5,897	145,302
Broadridge Financial Solutions, Inc.	8,624	696,992
Convergys Corp.	6,907	178,822
CoreLogic, Inc. (A)	6,267	289,661
DST Systems, Inc.	4,480	245,862
Jack Henry & Associates, Inc.	5,734	589,398
Leidos Holdings, Inc.	10,524	623,231
MAXIMUS, Inc., Class A	4,803	309,793
Sabre Corp.	15,443	279,518
Science Applications International Corp.	3,236	216,327
Teradata Corp. (A)	9,329	315,227
WEX, Inc. (A)	2,954	331,498

		4,221,631

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	September 30, 2017 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
Leisure Products - 0.6%
Brunswick Corp., Class B	6,569	$ 367,667
Polaris Industries, Inc.	4,308	450,746

		818,413

Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc., Class A (A)	1,489	330,886
Bio-Techne Corp.	2,764	334,140
Charles River Laboratories International, Inc. (A)	3,524	380,662
INC Research Holdings, Inc., Class A (A)	4,162	217,673

		1,263,361

Machinery - 5.1%
AGCO Corp.	4,883	360,219
Crane Co.	3,751	300,042
Donaldson Co., Inc.	9,706	445,894
Graco, Inc., Class A	4,146	512,819
IDEX Corp.	5,659	687,399
ITT, Inc.	6,516	288,463
Kennametal, Inc.	5,973	240,951
Lincoln Electric Holdings, Inc.	4,587	420,536
Nordson Corp.	3,759	445,441
Oshkosh Corp.	5,541	457,354
Terex Corp.	6,288	283,086
Timken Co.	5,072	246,246
Toro Co.	7,991	495,921
Trinity Industries, Inc.	11,205	357,440
Wabtec Corp.	6,325	479,119
Woodward, Inc.	4,086	317,114

		6,338,044

Marine - 0.2%
Kirby Corp. (A)	3,979	262,415

Media - 1.5%
AMC Networks, Inc., Class A (A)	3,856	225,460
Cable One, Inc.	347	250,576
Cinemark Holdings, Inc.	7,848	284,176
John Wiley & Sons, Inc., Class A	3,300	176,550
Live Nation Entertainment, Inc. (A)	9,921	432,060
Meredith Corp.	2,923	162,226
New York Times Co., Class A	9,308	182,437
TEGNA, Inc.	15,928	212,320

		1,925,805

Metals & Mining - 2.1%
Allegheny Technologies, Inc. (A)	8,062	192,682
Carpenter Technology Corp.	3,462	166,280
Commercial Metals Co.	8,573	163,144
Compass Minerals International, Inc.	2,504	162,509
Reliance Steel & Aluminum Co.	5,398	411,166
Royal Gold, Inc.	4,838	416,261
Steel Dynamics, Inc.	17,761	612,222
U.S. Steel Corp.	12,932	331,835
Worthington Industries, Inc.	3,314	152,444

		2,608,543

Multi-Utilities - 1.0%
Black Hills Corp.	3,960	272,725
MDU Resources Group, Inc.	14,461	375,263

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
NorthWestern Corp.	3,589	$ 204,358
Vectren Corp.	6,144	404,091

		1,256,437

Multiline Retail - 0.2%
Big Lots, Inc.	3,274	175,388
Dillard’s, Inc., Class A	1,556	87,245

		262,633

Oil, Gas & Consumable Fuels - 2.6%
Callon Petroleum Co. (A)	14,886	167,319
CONSOL Energy, Inc. (A)	15,330	259,690
Energen Corp. (A)	7,197	393,532
Gulfport Energy Corp. (A)	12,184	174,719
HollyFrontier Corp.	13,126	472,142
Matador Resources Co. (A)	6,602	179,244
Murphy Oil Corp.	12,011	319,012
PBF Energy, Inc., Class A	8,122	224,248
QEP Resources, Inc. (A)	17,808	152,615
SM Energy Co.	7,579	134,451
Southwestern Energy Co. (A)	37,701	230,353
World Fuel Services Corp.	5,071	171,958
WPX Energy, Inc. (A)	29,458	338,767

		3,218,050

Paper & Forest Products - 0.4%
Domtar Corp.	4,634	201,069
Louisiana-Pacific Corp. (A)	10,721	290,325

		491,394

Personal Products - 0.5%
Avon Products, Inc. (A)	32,575	75,899
Edgewell Personal Care Co. (A)	4,218	306,944
Nu Skin Enterprises, Inc., Class A	3,685	226,554

		609,397

Pharmaceuticals - 1.0%
Akorn, Inc., Class A (A)	6,937	230,239
Catalent, Inc. (A)	9,726	388,262
Endo International PLC (A)	14,880	127,447
Mallinckrodt PLC (A)	7,195	268,877
Prestige Brands Holdings, Inc. (A)	3,924	196,553

		1,211,378

Professional Services - 0.7%
Dun & Bradstreet Corp.	2,736	318,498
ManpowerGroup, Inc.	4,941	582,148

		900,646

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	3,357	414,590

Road & Rail - 1.8%
Avis Budget Group, Inc. (A)	5,385	204,953
Genesee & Wyoming, Inc., Class A (A)	4,555	337,115
Knight-Swift Transportation Holdings, Inc. (A)	9,451	392,689
Landstar System, Inc.	3,104	309,314
Old Dominion Freight Line, Inc.	5,063	557,487
Ryder System, Inc., Class A	3,923	331,690
Werner Enterprises, Inc.	3,318	121,273

		2,254,521

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	September 30, 2017 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.6%
Cirrus Logic, Inc. (A)	4,724	$ 251,884
Cree, Inc. (A)	7,233	203,898
Cypress Semiconductor Corp.	24,618	369,762
First Solar, Inc. (A)	6,030	276,656
Integrated Device Technology, Inc. (A)	9,881	262,637
Microsemi Corp. (A)	8,550	440,154
Monolithic Power Systems, Inc.	2,819	300,365
Silicon Laboratories, Inc. (A)	3,150	251,685
Synaptics, Inc. (A)	2,495	97,754
Teradyne, Inc.	14,648	546,224
Versum Materials, Inc.	8,056	312,734

		3,313,753

Software - 3.5%
ACI Worldwide, Inc. (A)	8,740	199,097
Blackbaud, Inc.	3,559	312,480
CDK Global, Inc.	9,752	615,254
CommVault Systems, Inc. (A)	3,134	190,547
Fair Isaac Corp.	2,268	318,654
Fortinet, Inc. (A)	11,192	401,122
Manhattan Associates, Inc. (A)	5,104	212,173
PTC, Inc. (A)	8,560	481,757
Take-Two Interactive Software, Inc. (A)	7,888	806,390
Tyler Technologies, Inc. (A)	2,569	447,828
Ultimate Software Group, Inc. (A)	2,098	397,781

		4,383,083

Specialty Retail - 1.9%
Aaron’s, Inc.	4,608	201,047
American Eagle Outfitters, Inc.	12,454	178,092
AutoNation, Inc. (A)	4,834	229,421
Bed Bath & Beyond, Inc.	10,671	250,448
Dick’s Sporting Goods, Inc.	6,268	169,299
GameStop Corp., Class A	7,498	154,909
Michaels Cos., Inc. (A)	8,174	175,496
Murphy USA, Inc. (A)	2,483	171,327
Office Depot, Inc.	38,384	174,263
Sally Beauty Holdings, Inc. (A)	9,727	190,455
Urban Outfitters, Inc. (A)	6,018	143,830

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc., Class A	5,902	$ 294,274

		2,332,861

Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (A)	8,427	112,838
Diebold Nixdorf, Inc.	5,591	127,754
NCR Corp. (A)	8,996	337,530

		578,122

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	3,542	349,773
Deckers Outdoor Corp. (A)	2,369	162,063
Skechers U.S.A., Inc., Class A (A)	9,913	248,717

		760,553

Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	36,211	466,760
Washington Federal, Inc.	6,571	221,114

		687,874

Trading Companies & Distributors - 0.7%
GATX Corp.	2,865	176,369
MSC Industrial Direct Co., Inc., Class A	3,339	252,328
NOW, Inc. (A)	7,972	110,093
Watsco, Inc.	2,250	362,408

		901,198

Water Utilities - 0.3%
Aqua America, Inc.	13,154	436,581

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,793	189,457

Total Common Stocks (Cost $120,307,659)		124,360,969

Total Investments (Cost $120,307,659)		124,360,969
Net Other Assets (Liabilities) - 0.5%		574,838

Net Assets - 100.0%		$ 124,935,807

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini Index	Long	3	12/15/2017	$ 513,890	$ 538,710	$ 24,820	$ —

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	September 30, 2017 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$124,360,969	$—	$—	$124,360,969

Total Investments	$124,360,969	$—	$—	$124,360,969

Other Financial Instruments
Futures Contracts (C)	$24,820	$—	$—	$24,820

Total Other Financial Instruments	$24,820	$—	$—	$24,820

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	September 30, 2017 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.5%
Arconic, Inc.	7,070	$ 175,902
Boeing Co.	10,122	2,573,114
General Dynamics Corp.	5,074	1,043,113
L3 Technologies, Inc.	1,425	268,513
Lockheed Martin Corp.	4,564	1,416,163
Northrop Grumman Corp.	3,173	912,935
Raytheon Co.	5,288	986,635
Rockwell Collins, Inc.	2,960	386,902
Textron, Inc.	4,822	259,809
TransDigm Group, Inc.	879	224,716
United Technologies Corp.	13,533	1,570,911

		9,818,713

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	2,556	194,512
Expeditors International of Washington, Inc.	3,293	197,119
FedEx Corp.	4,496	1,014,208
United Parcel Service, Inc., Class B	12,548	1,506,889

		2,912,728

Airlines - 0.5%
Alaska Air Group, Inc.	2,250	171,607
American Airlines Group, Inc.	7,896	374,981
Delta Air Lines, Inc.	12,135	585,150
Southwest Airlines Co.	10,032	561,591
United Continental Holdings, Inc. (A)	4,711	286,806

		1,980,135

Auto Components - 0.2%
BorgWarner, Inc.	3,614	185,145
Delphi Automotive PLC	4,861	478,322
Goodyear Tire & Rubber Co.	4,586	152,485

		815,952

Automobiles - 0.5%
Ford Motor Co.	71,250	852,862
General Motors Co.	23,892	964,759
Harley-Davidson, Inc.	3,108	149,837

		1,967,458

Banks - 6.4%
Bank of America Corp.	178,749	4,529,500
BB&T Corp.	14,721	691,004
Citigroup, Inc.	49,634	3,610,377
Citizens Financial Group, Inc.	9,121	345,412
Comerica, Inc.	3,205	244,413
Fifth Third Bancorp	13,421	375,520
Huntington Bancshares, Inc., Class A	19,857	277,204
JPMorgan Chase & Co.	64,106	6,122,764
KeyCorp	19,812	372,862
M&T Bank Corp.	2,768	445,759
People’s United Financial, Inc.	6,273	113,792
PNC Financial Services Group, Inc.	8,730	1,176,542
Regions Financial Corp.	21,771	331,572
SunTrust Banks, Inc.	8,743	522,569
US Bancorp	28,950	1,551,430

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	81,387	$ 4,488,493
Zions Bancorporation	3,683	173,764

		25,372,977

Beverages - 2.0%
Brown-Forman Corp., Class B	3,567	193,688
Coca-Cola Co.	69,932	3,147,639
Constellation Brands, Inc., Class A	3,132	624,678
Dr Pepper Snapple Group, Inc.	3,311	292,924
Molson Coors Brewing Co., Class B	3,365	274,719
Monster Beverage Corp. (A)	7,556	417,469
PepsiCo, Inc.	26,023	2,899,743

		7,850,860

Biotechnology - 3.2%
AbbVie, Inc.	29,040	2,580,494
Alexion Pharmaceuticals, Inc. (A)	4,066	570,419
Amgen, Inc.	13,293	2,478,480
Biogen, Inc. (A)	3,852	1,206,138
Celgene Corp. (A)	14,252	2,078,227
Gilead Sciences, Inc.	23,790	1,927,466
Incyte Corp. (A)	3,110	363,061
Regeneron Pharmaceuticals, Inc., Class A (A)	1,400	625,968
Vertex Pharmaceuticals, Inc. (A)	4,593	698,320

		12,528,573

Building Products - 0.4%
A.O. Smith Corp.	2,667	158,500
Allegion PLC	1,730	149,593
Fortune Brands Home & Security, Inc.	2,806	188,647
Johnson Controls International PLC	16,986	684,366
Masco Corp.	5,804	226,414

		1,407,520

Capital Markets - 3.0%
Affiliated Managers Group, Inc.	1,019	193,437
Ameriprise Financial, Inc.	2,732	405,729
Bank of New York Mellon Corp.	18,821	997,889
BlackRock, Inc.	2,258	1,009,529
CBOE Holdings, Inc.	2,054	221,072
Charles Schwab Corp.	21,712	949,683
CME Group, Inc.	6,192	840,131
E*TRADE Financial Corp. (A)	5,011	218,530
Franklin Resources, Inc.	5,994	266,793
Goldman Sachs Group, Inc.	6,554	1,554,543
Intercontinental Exchange, Inc.	10,721	736,533
Invesco, Ltd.	7,412	259,716
Moody’s Corp.	3,027	421,389
Morgan Stanley	25,762	1,240,956
Nasdaq, Inc.	2,127	164,991
Northern Trust Corp.	3,913	359,722
Raymond James Financial, Inc.	2,338	197,164
S&P Global, Inc.	4,682	731,843
State Street Corp.	6,812	650,819
T. Rowe Price Group, Inc.	4,379	396,956

		11,817,425

Chemicals - 2.2%
Air Products & Chemicals, Inc.	3,971	600,495
Albemarle Corp.	2,013	274,392
CF Industries Holdings, Inc., Class B	4,249	149,395
DowDuPont, Inc.	42,505	2,942,652
Eastman Chemical Co.	2,639	238,803

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	September 30, 2017 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	4,745	$ 610,254
FMC Corp., Class A	2,443	218,184
International Flavors & Fragrances, Inc.	1,439	205,648
LyondellBasell Industries NV, Class A	5,913	585,683
Monsanto Co.	8,003	958,919
Mosaic Co.	6,395	138,068
PPG Industries, Inc.	4,672	507,660
Praxair, Inc.	5,211	728,185
Sherwin-Williams Co.	1,497	535,986

		8,694,324

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,556	224,500
Republic Services, Inc., Class A	4,172	275,602
Stericycle, Inc. (A)	1,555	111,369
Waste Management, Inc.	7,375	577,241

		1,188,712

Communications Equipment - 1.0%
Cisco Systems, Inc.	91,087	3,063,256
F5 Networks, Inc., Class B (A)	1,158	139,608
Harris Corp.	2,182	287,326
Juniper Networks, Inc.	6,928	192,806
Motorola Solutions, Inc.	2,963	251,470

		3,934,466

Construction & Engineering - 0.1%
Fluor Corp.	2,549	107,313
Jacobs Engineering Group, Inc.	2,192	127,728
Quanta Services, Inc. (A)	2,754	102,917

		337,958

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,145	236,133
Vulcan Materials Co.	2,410	288,236

		524,369

Consumer Finance - 0.7%
American Express Co.	13,366	1,209,088
Capital One Financial Corp.	8,812	746,024
Discover Financial Services	6,783	437,368
Navient Corp.	4,993	74,995
Synchrony Financial	13,620	422,901

		2,890,376

Containers & Packaging - 0.4%
Avery Dennison Corp.	1,610	158,327
Ball Corp.	6,409	264,692
International Paper Co.	7,522	427,400
Packaging Corp. of America	1,719	197,135
Sealed Air Corp., Class A	3,462	147,896
WestRock Co.	4,627	262,490

		1,457,940

Distributors - 0.1%
Genuine Parts Co.	2,675	255,864
LKQ Corp. (A)	5,627	202,515

		458,379

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	3,808	100,836

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	35,053	$ 6,425,916
Leucadia National Corp.	5,768	145,642

		6,571,558

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	111,854	4,381,321
CenturyLink, Inc.	10,012	189,227
Level 3 Communications, Inc. (A)	5,352	285,208
Verizon Communications, Inc.	74,315	3,677,849

		8,533,605

Electric Utilities - 1.9%
Alliant Energy Corp.	4,209	174,968
American Electric Power Co., Inc.	8,960	629,351
Duke Energy Corp.	12,750	1,069,980
Edison International	5,935	458,004
Entergy Corp., Class B	3,270	249,697
Eversource Energy	5,773	348,920
Exelon Corp.	17,490	658,848
FirstEnergy Corp.	8,094	249,538
NextEra Energy, Inc.	8,529	1,249,925
PG&E Corp.	9,342	636,097
Pinnacle West Capital Corp.	2,034	171,995
PPL Corp.	12,446	472,326
Southern Co.	18,208	894,741
Xcel Energy, Inc.	9,250	437,710

		7,702,100

Electrical Equipment - 0.6%
Acuity Brands, Inc.	767	131,372
AMETEK, Inc., Class A	4,204	277,632
Eaton Corp. PLC	8,103	622,229
Emerson Electric Co.	11,659	732,652
Rockwell Automation, Inc., Class B	2,338	416,655

		2,180,540

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	5,564	470,937
Corning, Inc.	16,454	492,304
FLIR Systems, Inc.	2,499	97,236
TE Connectivity, Ltd.	6,438	534,740

		1,595,217

Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	7,798	285,563
Halliburton Co.	15,810	727,734
Helmerich & Payne, Inc.	1,978	103,073
National Oilwell Varco, Inc.	6,923	247,359
Schlumberger, Ltd.	25,313	1,765,835
TechnipFMC PLC (A)	8,001	223,388

		3,352,952

Equity Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	1,706	202,963
American Tower Corp., Class A	7,818	1,068,564
Apartment Investment & Management Co., Class A	2,861	125,483
AvalonBay Communities, Inc.	2,515	448,726
Boston Properties, Inc.	2,811	345,416
Crown Castle International Corp.	7,401	739,952
Digital Realty Trust, Inc.	3,728	441,134
Duke Realty Corp.	6,480	186,754

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	September 30, 2017 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc.	1,419	$ 633,300
Equity Residential	6,691	441,138
Essex Property Trust, Inc.	1,202	305,344
Extra Space Storage, Inc.	2,294	183,336
Federal Realty Investment Trust	1,316	163,460
GGP, Inc.	11,408	236,944
HCP, Inc.	8,543	237,752
Host Hotels & Resorts, Inc.	13,482	249,282
Iron Mountain, Inc.	4,816	187,342
Kimco Realty Corp.	7,754	151,591
Macerich Co., Class A	1,984	109,060
Mid-America Apartment Communities, Inc.	2,070	221,242
Prologis, Inc.	9,689	614,864
Public Storage	2,726	583,337
Realty Income Corp.	4,993	285,550
Regency Centers Corp.	2,696	167,260
SBA Communications Corp. (A)	2,193	315,902
Simon Property Group, Inc.	5,663	911,800
SL Green Realty Corp.	1,803	182,680
UDR, Inc.	4,874	185,358
Ventas, Inc.	6,488	422,563
Vornado Realty Trust	3,141	241,480
Welltower, Inc.	6,720	472,282
Weyerhaeuser Co.	13,717	466,789

		11,528,648

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	7,990	1,312,677
CVS Health Corp.	18,519	1,505,965
Kroger Co.	16,347	327,921
Sysco Corp.	8,847	477,296
Wal-Mart Stores, Inc.	26,665	2,083,603
Walgreens Boots Alliance, Inc.	16,765	1,294,593

		7,002,055

Food Products - 1.2%
Archer-Daniels-Midland Co.	10,248	435,642
Campbell Soup Co.	3,533	165,415
Conagra Brands, Inc.	7,572	255,479
General Mills, Inc.	10,513	544,153
Hershey Co.	2,574	281,004
Hormel Foods Corp.	4,911	157,840
J.M. Smucker, Co.	2,069	217,100
Kellogg Co.	4,527	282,349
Kraft Heinz Co.	10,875	843,356
McCormick & Co., Inc.	2,166	222,318
Mondelez International, Inc., Class A	27,465	1,116,727
Tyson Foods, Inc., Class A	5,270	371,272

		4,892,655

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	31,652	1,688,951
Align Technology, Inc. (A)	1,314	244,759
Baxter International, Inc.	9,132	573,033
Becton Dickinson and Co.	4,146	812,409
Boston Scientific Corp. (A)	24,996	729,133
Cooper Cos., Inc.	890	211,028
CR Bard, Inc.	1,324	424,342
Danaher Corp.	11,137	955,332
DENTSPLY SIRONA, Inc.	4,181	250,066
Edwards Lifesciences Corp. (A)	3,847	420,516
Hologic, Inc. (A)	5,109	187,449
IDEXX Laboratories, Inc. (A)	1,590	247,229
Intuitive Surgical, Inc. (A)	679	710,153
Medtronic PLC	24,677	1,919,130

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
ResMed, Inc.	2,591	$ 199,403
Stryker Corp.	5,860	832,237
Varian Medical Systems, Inc. (A)	1,672	167,300
Zimmer Biomet Holdings, Inc.	3,683	431,242

		11,003,712

Health Care Providers & Services - 2.7%
Aetna, Inc.	6,043	960,898
AmerisourceBergen Corp.	2,954	244,444
Anthem, Inc.	4,784	908,386
Cardinal Health, Inc.	5,765	385,794
Centene Corp. (A)	3,142	304,051
Cigna Corp.	4,587	857,494
DaVita, Inc. (A)	2,787	165,520
Envision Healthcare Corp. (A)	2,201	98,935
Express Scripts Holding Co. (A)	10,521	666,190
HCA Healthcare, Inc. (A)	5,265	419,041
Henry Schein, Inc. (A)	2,890	236,951
Humana, Inc.	2,633	641,478
Laboratory Corp. of America Holdings (A)	1,855	280,049
McKesson Corp.	3,830	588,326
Patterson Cos., Inc.	1,501	58,014
Quest Diagnostics, Inc.	2,485	232,695
UnitedHealth Group, Inc.	17,614	3,449,702
Universal Health Services, Inc., Class B	1,610	178,613

		10,676,581

Health Care Technology - 0.1%
Cerner Corp. (A)	5,739	409,305

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	7,430	479,755
Chipotle Mexican Grill, Inc., Class A (A)	457	140,678
Darden Restaurants, Inc.	2,284	179,934
Hilton Worldwide Holdings, Inc.	3,721	258,424
Marriott International, Inc., Class A	5,699	628,372
McDonald’s Corp.	14,756	2,311,970
MGM Resorts International	9,431	307,356
Royal Caribbean Cruises, Ltd.	3,134	371,504
Starbucks Corp.	26,304	1,412,788
Wyndham Worldwide Corp.	1,872	197,328
Wynn Resorts, Ltd.	1,457	216,976
Yum! Brands, Inc.	6,281	462,344

		6,967,429

Household Durables - 0.4%
D.R. Horton, Inc.	6,205	247,766
Garmin, Ltd.	2,021	109,073
Leggett & Platt, Inc.	2,410	115,029
Lennar Corp., Class A	3,702	195,465
Mohawk Industries, Inc. (A)	1,151	284,884
Newell Brands, Inc.	8,928	380,958
PulteGroup, Inc.	5,057	138,208
Whirlpool Corp.	1,329	245,121

		1,716,504

Household Products - 1.7%
Church & Dwight Co., Inc.	4,545	220,205
Clorox Co.	2,351	310,120
Colgate-Palmolive Co.	16,047	1,169,024
Kimberly-Clark Corp.	6,436	757,389
Procter & Gamble Co.	46,454	4,226,385

		6,683,123

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	September 30, 2017 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	12,028	$ 132,549
NRG Energy, Inc.	5,477	140,156

		272,705

Industrial Conglomerates - 2.2%
3M Co.	10,871	2,281,823
General Electric Co.	157,724	3,813,766
Honeywell International, Inc.	13,888	1,968,485
Roper Technologies, Inc.	1,862	453,211

		8,517,285

Insurance - 2.7%
Aflac, Inc.	7,200	586,008
Allstate Corp.	6,583	605,044
American International Group, Inc.	16,458	1,010,357
Aon PLC	4,633	676,881
Arthur J. Gallagher & Co.	3,282	202,007
Assurant, Inc.	982	93,801
Brighthouse Financial, Inc. (A)	1,746	106,157
Chubb, Ltd.	8,479	1,208,681
Cincinnati Financial Corp.	2,718	208,117
Everest Re Group, Ltd.	748	170,836
Hartford Financial Services Group, Inc.	6,637	367,889
Lincoln National Corp.	4,036	296,565
Loews Corp.	5,028	240,640
Marsh & McLennan Cos., Inc.	9,337	782,534
MetLife, Inc.	19,363	1,005,908
Principal Financial Group, Inc.	4,896	315,009
Progressive Corp.	10,601	513,300
Prudential Financial, Inc.	7,779	827,063
Torchmark Corp.	1,971	157,857
Travelers Cos., Inc.	5,027	615,908
Unum Group	4,111	210,195
Willis Towers Watson PLC	2,446	377,247
XL Group, Ltd.	4,699	185,376

		10,763,380

Internet & Catalog Retail - 0.0% (B)
TripAdvisor, Inc. (A)	1,973	79,966

Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (A)	7,264	6,983,246
Expedia, Inc.	2,226	320,411
Netflix, Inc. (A)	7,865	1,426,318
Priceline Group, Inc. (A)	894	1,636,753

		10,366,728

Internet Software & Services - 4.8%
Akamai Technologies, Inc. (A)	3,123	152,153
Alphabet, Inc., Class A (A)	5,430	5,287,300
Alphabet, Inc., Class C (A)	5,499	5,274,146
eBay, Inc. (A)	18,133	697,395
Facebook, Inc., Class A (A)	43,181	7,378,337
VeriSign, Inc. (A)	1,565	166,500

		18,955,831

IT Services - 4.0%
Accenture PLC, Class A	11,258	1,520,618
Alliance Data Systems Corp.	879	194,742
Automatic Data Processing, Inc.	8,095	884,945
Cognizant Technology Solutions Corp., Class A	10,760	780,530
CSRA, Inc.	2,978	96,100

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
DXC Technology Co.	5,185	$ 445,288
Fidelity National Information Services, Inc.	6,056	565,570
Fiserv, Inc. (A)	3,834	494,433
Gartner, Inc. (A)	1,650	205,277
Global Payments, Inc.	2,778	263,993
International Business Machines Corp.	15,789	2,290,668
Mastercard, Inc., Class A	17,011	2,401,953
Paychex, Inc.	5,827	349,387
PayPal Holdings, Inc. (A)	20,590	1,318,378
Total System Services, Inc.	3,054	200,037
Visa, Inc., Class A	33,326	3,507,228
Western Union Co.	8,453	162,298

		15,681,445

Leisure Products - 0.1%
Hasbro, Inc.	2,074	202,568
Mattel, Inc.	6,244	96,657

		299,225

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	5,854	375,827
Illumina, Inc. (A)	2,660	529,872
Mettler-Toledo International, Inc. (A)	468	293,043
PerkinElmer, Inc.	2,008	138,492
Quintiles IMS Holdings, Inc. (A)	2,761	262,488
Thermo Fisher Scientific, Inc.	7,291	1,379,457
Waters Corp. (A)	1,454	261,022

		3,240,201

Machinery - 1.6%
Caterpillar, Inc.	10,766	1,342,628
Cummins, Inc.	2,870	482,246
Deere & Co.	5,827	731,813
Dover Corp.	2,836	259,182
Flowserve Corp.	2,380	101,364
Fortive Corp.	5,556	393,309
Illinois Tool Works, Inc., Class A	5,643	834,938
Ingersoll-Rand PLC	4,621	412,055
PACCAR, Inc.	6,401	463,048
Parker-Hannifin Corp.	2,425	424,424
Pentair PLC	3,009	204,492
Snap-on, Inc.	1,049	156,311
Stanley Black & Decker, Inc.	2,790	421,206
Xylem, Inc.	3,271	204,863

		6,431,879

Media - 2.8%
CBS Corp., Class B	6,632	384,656
Charter Communications, Inc., Class A (A)	3,664	1,331,571
Comcast Corp., Class A	85,693	3,297,467
Discovery Communications, Inc., Class C (A)	3,702	75,002
Discovery Communications, Inc., Series A (A)	2,804	59,697
DISH Network Corp., Class A (A)	4,148	224,946
Interpublic Group of Cos., Inc.	7,164	148,940
News Corp., Class A	6,962	92,316
News Corp., Class B	2,218	30,276
Omnicom Group, Inc.	4,204	311,390
Scripps Networks Interactive, Inc., Class A	1,748	150,136
Time Warner, Inc.	14,169	1,451,614
Twenty-First Century Fox, Inc., Class A	19,174	505,810
Twenty-First Century Fox, Inc., Class B	8,001	206,346

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	September 30, 2017 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Viacom, Inc., Class B	6,426	$ 178,900
Walt Disney Co.	28,118	2,771,591

		11,220,658

Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (A)	24,512	344,148
Newmont Mining Corp.	9,714	364,372
Nucor Corp.	5,819	326,097

		1,034,617

Multi-Utilities - 1.0%
Ameren Corp.	4,420	255,653
CenterPoint Energy, Inc.	7,852	229,357
CMS Energy Corp.	5,138	237,992
Consolidated Edison, Inc.	5,644	455,358
Dominion Energy, Inc.	11,706	900,543
DTE Energy Co.	3,268	350,852
NiSource, Inc.	5,936	151,902
Public Service Enterprise Group, Inc.	9,216	426,240
SCANA Corp.	2,604	126,268
Sempra Energy	4,574	522,031
WEC Energy Group, Inc.	5,749	360,922

		4,017,118

Multiline Retail - 0.4%
Dollar General Corp.	4,746	384,663
Dollar Tree, Inc. (A)	4,315	374,628
Kohl’s Corp.	3,071	140,191
Macy’s, Inc.	5,548	121,058
Nordstrom, Inc.	2,120	99,958
Target Corp.	9,950	587,150

		1,707,648

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	10,208	498,661
Andeavor	2,630	271,285
Apache Corp.	6,940	317,852
Cabot Oil & Gas Corp.	8,425	225,369
Chesapeake Energy Corp. (A)	16,543	71,135
Chevron Corp.	34,522	4,056,335
Cimarex Energy Co.	1,736	197,331
Concho Resources, Inc. (A)	2,709	356,829
ConocoPhillips	22,170	1,109,608
Devon Energy Corp., Class A	9,577	351,572
EOG Resources, Inc.	10,520	1,017,705
EQT Corp.	3,157	205,963
Exxon Mobil Corp.	77,192	6,328,200
Hess Corp.	4,923	230,839
Kinder Morgan, Inc.	34,975	670,821
Marathon Oil Corp.	15,485	209,977
Marathon Petroleum Corp.	9,223	517,226
Newfield Exploration Co. (A)	3,629	107,672
Noble Energy, Inc.	8,864	251,383
Occidental Petroleum Corp.	13,929	894,381
ONEOK, Inc.	6,921	383,493
Phillips 66	7,827	717,031
Pioneer Natural Resources Co.	3,099	457,226
Range Resources Corp.	4,113	80,491
Valero Energy Corp.	8,046	618,979
Williams Cos., Inc.	15,059	451,921

		20,599,285

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.1%
Coty, Inc., Class A	8,593	$ 142,042
Estee Lauder Cos., Inc., Class A	4,078	439,772

		581,814

Pharmaceuticals - 4.8%
Allergan PLC	6,090	1,248,146
Bristol-Myers Squibb Co.	29,875	1,904,232
Eli Lilly & Co.	17,650	1,509,781
Johnson & Johnson	48,895	6,356,839
Merck & Co., Inc.	49,827	3,190,423
Mylan NV (A)	9,770	306,485
Perrigo Co. PLC	2,416	204,514
Pfizer, Inc.	108,718	3,881,233
Zoetis, Inc., Class A	8,941	570,078

		19,171,731

Professional Services - 0.3%
Equifax, Inc.	2,193	232,436
IHS Markit, Ltd. (A)	6,618	291,721
Nielsen Holdings PLC	6,119	253,633
Robert Half International, Inc.	2,299	115,732
Verisk Analytics, Inc., Class A (A)	2,831	235,511

		1,129,033

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	5,479	207,545

Road & Rail - 0.9%
CSX Corp.	16,638	902,778
JB Hunt Transport Services, Inc.	1,555	172,729
Kansas City Southern	1,920	208,666
Norfolk Southern Corp.	5,250	694,260
Union Pacific Corp.	14,581	1,690,958

		3,669,391

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (A)	14,661	186,928
Analog Devices, Inc.	6,698	577,167
Applied Materials, Inc., Class A	19,429	1,012,057
Broadcom, Ltd.	7,407	1,796,494
Intel Corp.	85,603	3,259,762
KLA-Tencor Corp.	2,857	302,842
Lam Research Corp.	2,959	547,533
Microchip Technology, Inc.	4,240	380,667
Micron Technology, Inc. (A)	20,295	798,202
NVIDIA Corp.	10,930	1,953,956
Qorvo, Inc. (A)	2,318	163,836
QUALCOMM, Inc.	26,915	1,395,274
Skyworks Solutions, Inc.	3,347	341,059
Texas Instruments, Inc.	18,036	1,616,747
Xilinx, Inc.	4,529	320,789

		14,653,313

Software - 5.1%
Activision Blizzard, Inc.	13,753	887,206
Adobe Systems, Inc. (A)	8,989	1,340,979
ANSYS, Inc. (A)	1,544	189,495
Autodesk, Inc. (A)	3,993	448,254
CA, Inc.	5,756	192,135
Cadence Design Systems, Inc. (A)	5,105	201,494
Citrix Systems, Inc. (A)	2,622	201,422
Electronic Arts, Inc. (A)	5,624	663,970
Intuit, Inc.	4,434	630,249

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	September 30, 2017 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	140,314	$ 10,451,990
Oracle Corp.	55,012	2,659,830
Red Hat, Inc. (A)	3,233	358,410
salesforce.com, Inc. (A)	12,438	1,161,958
Symantec Corp.	11,195	367,308
Synopsys, Inc. (A)	2,737	220,411

		19,975,111

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	1,346	133,523
AutoZone, Inc. (A)	511	304,101
Best Buy Co., Inc.	4,833	275,288
CarMax, Inc. (A)	3,338	253,054
Foot Locker, Inc.	2,392	84,246
Gap, Inc., Class A	4,001	118,150
Home Depot, Inc.	21,475	3,512,451
L Brands, Inc.	4,546	189,159
Lowe’s Cos., Inc.	15,380	1,229,477
O’Reilly Automotive, Inc. (A)	1,603	345,238
Ross Stores, Inc.	7,090	457,801
Signet Jewelers, Ltd.	1,101	73,272
Tiffany & Co.	1,860	170,711
TJX Cos., Inc.	11,591	854,604
Tractor Supply Co.	2,308	146,073
Ulta Beauty, Inc. (A)	1,063	240,302

		8,387,450

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	94,096	14,502,075
Hewlett Packard Enterprise Co.	29,924	440,182
HP, Inc.	30,428	607,343
NetApp, Inc.	4,914	215,037
Seagate Technology PLC	5,243	173,910
Western Digital Corp.	5,372	464,141
Xerox Corp.	3,889	129,465

		16,532,153

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc., Class A	5,148	$ 207,361
Hanesbrands, Inc.	6,640	163,610
Michael Kors Holdings, Ltd. (A)	2,762	132,162
NIKE, Inc., Class B	23,937	1,241,133
PVH Corp.	1,410	177,744
Ralph Lauren Corp., Class A	1,009	89,085
Under Armour, Inc., Class A (A)	3,369	55,521
Under Armour, Inc., Class C (A)	3,391	50,933
VF Corp.	5,952	378,369

		2,495,918

Tobacco - 1.4%
Altria Group, Inc.	34,951	2,216,592
Philip Morris International, Inc.	28,294	3,140,917

		5,357,509

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,246	239,113
United Rentals, Inc. (A)	1,540	213,659
WW Grainger, Inc.	956	171,841

		624,613

Water Utilities - 0.1%
American Water Works Co., Inc.	3,248	262,796

Total Common Stocks (Cost $386,026,744)		393,112,033

Total Investments (Cost $386,026,744)		393,112,033
Net Other Assets (Liabilities) - 0.5%		2,160,306

Net Assets - 100.0%		$ 395,272,339

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	17	12/15/2017	$ 2,099,853	$ 2,138,685	$ 38,832	$ —

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	September 30, 2017 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$393,112,033	$—	$—	$393,112,033

Total Investments	$393,112,033	$—	$—	$393,112,033

Other Financial Instruments
Futures Contracts (D)	$38,832	$—	$—	$38,832

Total Other Financial Instruments	$38,832	$—	$—	$38,832

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 7	September 30, 2017 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.0%
AAR Corp.	2,439	$ 92,146
Aerojet Rocketdyne Holdings, Inc. (A)	5,689	199,172
Aerovironment, Inc. (A)	1,607	86,971
Axon Enterprise, Inc. (A)	4,002	90,725
Cubic Corp.	1,890	96,390
Engility Holdings, Inc. (A)	1,337	46,367
Mercury Systems, Inc. (A)	3,644	189,051
Moog, Inc., Class A (A)	2,447	204,153
National Presto Industries, Inc.	380	40,451
Triumph Group, Inc.	3,759	111,830

		1,157,256

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (A)	1,914	125,941
Echo Global Logistics, Inc. (A)	2,032	38,303
Forward Air Corp.	2,295	131,343
Hub Group, Inc., Class A (A)	2,535	108,878

		404,465

Airlines - 0.8%
Allegiant Travel Co., Class A	949	124,983
Hawaiian Holdings, Inc. (A)	4,057	152,341
SkyWest, Inc.	3,927	172,395

		449,719

Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (A)	6,322	111,141
Cooper-Standard Holdings, Inc. (A)	1,209	140,208
Dorman Products, Inc. (A)	2,297	164,511
Fox Factory Holding Corp. (A)	2,835	122,188
Gentherm, Inc. (A)	2,790	103,648
LCI Industries	1,888	218,725
Motorcar Parts of America, Inc. (A)	1,412	41,598
Standard Motor Products, Inc.	1,553	74,932
Superior Industries International, Inc.	1,755	29,221

		1,006,172

Automobiles - 0.2%
Winnebago Industries, Inc.	2,177	97,421

Banks - 7.5%
Ameris Bancorp	2,813	135,024
Banc of California, Inc.	3,218	66,774
Banner Corp.	2,514	154,058
Boston Private Financial Holdings, Inc.	6,369	105,407
Brookline Bancorp, Inc.	5,803	89,947
Central Pacific Financial Corp.	2,306	74,207
City Holding Co.	1,183	85,070
Columbia Banking System, Inc.	4,422	186,210
Community Bank System, Inc.	3,829	211,552
Customers Bancorp, Inc. (A)	2,181	71,144
CVB Financial Corp.	7,760	187,559
Fidelity Southern Corp.	1,659	39,219
First BanCorp (A)	13,741	70,354
First Commonwealth Financial Corp.	7,384	104,336
First Financial Bancorp	4,708	123,114
First Financial Bankshares, Inc.	5,012	226,542
First Midwest Bancorp, Inc.	7,782	182,254
Glacier Bancorp, Inc.	5,908	223,086

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Great Western Bancorp, Inc.	4,446	$ 183,531
Hanmi Financial Corp., Class B	2,455	75,982
Hope Bancorp, Inc.	9,740	172,495
Independent Bank Corp.	2,078	155,123
LegacyTexas Financial Group, Inc.	3,200	127,744
National Bank Holdings Corp., Class A	2,024	72,237
NBT Bancorp, Inc.	3,296	121,029
OFG Bancorp	3,329	30,460
Old National Bancorp	10,265	187,850
Opus Bank (A)	1,359	32,616
S&T Bancorp, Inc.	2,650	104,887
ServisFirst Bancshares, Inc.	3,408	132,401
Simmons First National Corp., Class A	2,440	141,276
Southside Bancshares, Inc.	2,089	75,956
Tompkins Financial Corp.	936	80,627
United Community Banks, Inc.	5,530	157,826
Westamerica Bancorporation	1,993	118,663

		4,306,560

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	352	75,944

Biotechnology - 2.1%
Acorda Therapeutics, Inc. (A)	3,534	83,579
AMAG Pharmaceuticals, Inc. (A)	2,673	49,317
Cytokinetics, Inc. (A)	3,821	55,405
Eagle Pharmaceuticals, Inc. (A)	646	38,527
Emergent BioSolutions, Inc. (A)	2,653	107,314
Enanta Pharmaceuticals, Inc. (A)	1,081	50,591
Ligand Pharmaceuticals, Inc., Class B (A)	1,585	215,798
MiMedx Group, Inc. (A)	7,838	93,115
Momenta Pharmaceuticals, Inc., Class B (A)	5,774	106,819
Myriad Genetics, Inc. (A)	5,184	187,557
Progenics Pharmaceuticals, Inc. (A)	5,323	39,177
Repligen Corp. (A)	2,830	108,446
Spectrum Pharmaceuticals, Inc. (A)	5,761	81,057

		1,216,702

Building Products - 2.1%
AAON, Inc.	3,068	105,769
American Woodmark Corp. (A)	1,083	104,239
Apogee Enterprises, Inc.	2,185	105,448
Gibraltar Industries, Inc. (A)	2,394	74,573
Griffon Corp.	2,291	50,860
Insteel Industries, Inc.	1,369	35,745
Patrick Industries, Inc. (A)	1,206	101,425
PGT Innovations, Inc. (A)	3,757	56,167
Quanex Building Products Corp.	2,609	59,877
Simpson Manufacturing Co., Inc.	3,187	156,290
Trex Co., Inc. (A)	2,227	200,586
Universal Forest Products, Inc.	1,547	151,853

		1,202,832

Capital Markets - 2.1%
Donnelley Financial Solutions, Inc. (A)	2,553	55,043
Evercore, Inc., Class A	2,973	238,583
Financial Engines, Inc.	4,784	166,244
Greenhill & Co., Inc.	2,088	34,661
Interactive Brokers Group, Inc., Class A	5,413	243,802
INTL. FCStone, Inc. (A)	1,177	45,103
Investment Technology Group, Inc.	2,509	55,549
Piper Jaffray Cos.	1,076	63,861
Virtus Investment Partners, Inc.	547	63,479

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	September 30, 2017 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A	6,332	$ 127,083
WisdomTree Investments, Inc.	8,713	88,698

		1,182,106

Chemicals - 3.0%
A. Schulman, Inc.	2,229	76,120
AdvanSix, Inc. (A)	2,305	91,624
American Vanguard Corp.	1,985	45,457
Balchem Corp.	2,421	196,803
Calgon Carbon Corp.	3,848	82,347
Flotek Industries, Inc. (A)	4,343	20,195
FutureFuel Corp.	1,922	30,252
Hawkins, Inc.	719	29,335
HB Fuller Co.	3,828	222,254
Ingevity Corp. (A)	3,189	199,217
Innophos Holdings, Inc.	1,479	72,752
Innospec, Inc.	1,828	112,696
Koppers Holdings, Inc. (A)	1,571	72,502
Kraton Corp. (A)	2,360	95,438
LSB Industries, Inc. (A)	1,528	12,132
Quaker Chemical Corp.	1,008	149,134
Rayonier Advanced Materials, Inc.	3,277	44,895
Stepan Co.	1,498	125,323
Tredegar Corp.	1,927	34,686

		1,713,162

Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	4,203	175,307
Brady Corp., Class A	3,618	137,303
Essendant, Inc.	2,843	37,442
Healthcare Services Group, Inc.	5,544	299,210
Interface, Inc., Class A	4,663	102,120
LSC Communications, Inc.	2,643	43,636
Matthews International Corp., Class A	2,438	151,766
Mobile Mini, Inc.	3,347	115,304
Multi-Color Corp.	1,046	85,720
R.R. Donnelley & Sons Co.	5,303	54,621
Team, Inc. (A)	2,260	30,171
Tetra Tech, Inc.	4,284	199,420
UniFirst Corp.	1,168	176,952
US Ecology, Inc.	1,653	88,931
Viad Corp.	1,546	94,151

		1,792,054

Communications Equipment - 1.7%
ADTRAN, Inc.	3,621	86,904
Applied Optoelectronics, Inc. (A)	1,462	94,547
Black Box Corp.	1,147	3,728
CalAmp Corp. (A)	2,681	62,333
Comtech Telecommunications Corp.	1,785	36,646
Digi International, Inc. (A)	2,010	21,306
Harmonic, Inc. (A)	6,156	18,776
Lumentum Holdings, Inc. (A)	4,657	253,108
NETGEAR, Inc. (A)	2,394	113,954
Oclaro, Inc. (A)	12,776	110,257
Viavi Solutions, Inc. (A)	17,236	163,053

		964,612

Construction & Engineering - 0.4%
Aegion Corp., Class A (A)	2,501	58,223
Comfort Systems USA, Inc., Class A	2,824	100,817
MYR Group, Inc. (A)	1,249	36,396
Orion Group Holdings, Inc. (A)	2,136	14,012

		209,448

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.1%
US Concrete, Inc. (A)	1,140	$ 86,982

Consumer Finance - 1.2%
Encore Capital Group, Inc. (A)	1,794	79,474
Enova International, Inc. (A)	2,551	34,311
EZCORP, Inc., Class A (A)	3,887	36,927
FirstCash, Inc.	3,615	228,287
Green Dot Corp., Class A (A)	3,440	170,555
PRA Group, Inc. (A)	3,421	98,012
World Acceptance Corp. (A)	446	36,969

		684,535

Containers & Packaging - 0.1%
Myers Industries, Inc.	1,650	34,567

Distributors - 0.2%
Core-Mark Holding Co., Inc.	3,509	112,779

Diversified Consumer Services - 0.4%
American Public Education, Inc. (A)	1,231	25,912
Capella Education Co.	884	62,013
Career Education Corp. (A)	4,971	51,649
Regis Corp. (A)	2,636	37,616
Strayer Education, Inc.	804	70,165

		247,355

Diversified Telecommunication Services - 1.1%
ATN International, Inc.	835	44,004
Cincinnati Bell, Inc. (A)	3,195	63,421
Cogent Communications Holdings, Inc.	3,132	153,155
Consolidated Communications Holdings, Inc.	4,883	93,168
General Communication, Inc., Class A (A)	2,003	81,702
Iridium Communications, Inc. (A)	6,288	64,766
Lumos Networks Corp. (A)	1,814	32,507
Vonage Holdings Corp. (A)	15,671	127,562

		660,285

Electric Utilities - 0.8%
ALLETE, Inc.	3,852	297,721
El Paso Electric Co.	3,075	169,894

		467,615

Electrical Equipment - 0.5%
AZZ, Inc.	1,969	95,890
Encore Wire Corp.	1,572	70,386
General Cable Corp.	3,769	71,046
Powell Industries, Inc.	658	19,734
Vicor Corp. (A)	1,229	29,004

		286,060

Electronic Equipment, Instruments & Components - 4.4%
Anixter International, Inc. (A)	2,191	186,235
Badger Meter, Inc.	2,205	108,045
Bel Fuse, Inc., Class B	748	23,338
Benchmark Electronics, Inc. (A)	3,782	129,155
Control4 Corp. (A)	1,469	43,277
CTS Corp.	2,488	59,961
Daktronics, Inc.	2,952	31,203
Electro Scientific Industries, Inc. (A)	2,510	34,939
ePlus, Inc. (A)	1,073	99,199
Fabrinet (A)	2,830	104,880
FARO Technologies, Inc. (A)	1,266	48,424

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	September 30, 2017 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
II-VI, Inc. (A)	4,218	$ 173,571
Insight Enterprises, Inc. (A)	2,711	124,489
Itron, Inc. (A)	2,580	199,821
Kemet Corp. (A)	3,708	78,350
Methode Electronics, Inc.	2,788	118,072
MTS Systems Corp.	1,284	68,630
OSI Systems, Inc. (A)	1,330	121,522
Park Electrochemical Corp.	1,441	26,658
Plexus Corp. (A)	2,545	142,724
Rogers Corp. (A)	1,377	183,526
Sanmina Corp. (A)	5,709	212,089
ScanSource, Inc. (A)	1,926	84,070
TTM Technologies, Inc. (A)	6,941	106,683

		2,508,861

Energy Equipment & Services - 2.1%
Archrock, Inc.	5,376	67,469
Atwood Oceanics, Inc. (A)	6,101	57,288
Bristow Group, Inc.	2,435	22,767
CARBO Ceramics, Inc. (A)	1,666	14,377
Era Group, Inc. (A)	1,531	17,132
Exterran Corp. (A)	2,413	76,275
Geospace Technologies Corp. (A)	1,018	18,141
Gulf Island Fabrication, Inc.	1,024	13,005
Helix Energy Solutions Group, Inc., Class A (A)	10,515	77,706
Matrix Service Co. (A)	2,015	30,628
McDermott International, Inc. (A)	21,510	156,378
Newpark Resources, Inc. (A)	6,485	64,850
Noble Corp. PLC (A)	18,534	85,256
Oil States International, Inc. (A)	3,871	98,130
Pioneer Energy Services Corp. (A)	5,887	15,012
SEACOR Holdings, Inc. (A)	1,260	58,099
Tesco Corp., Class B (A)	3,542	19,304
TETRA Technologies, Inc. (A)	8,779	25,108
Unit Corp. (A)	4,006	82,443
US Silica Holdings, Inc.	6,152	191,143

		1,190,511

Equity Real Estate Investment Trusts - 5.6%
Acadia Realty Trust	6,337	181,365
Agree Realty Corp.	2,169	106,455
American Assets Trust, Inc.	3,140	124,878
Armada Hoffler Properties, Inc.	3,402	46,982
CareTrust REIT, Inc.	5,749	109,461
CBL & Associates Properties, Inc.	12,960	108,734
Cedar Realty Trust, Inc.	5,929	33,321
Chatham Lodging Trust	2,972	63,363
Chesapeake Lodging Trust	4,552	122,767
DiamondRock Hospitality Co.	15,172	166,133
EastGroup Properties, Inc.	2,599	229,024
Four Corners Property Trust, Inc.	4,635	115,504
Franklin Street Properties Corp.	8,122	86,256
Getty Realty Corp.	2,478	70,896
Government Properties Income Trust	7,286	136,758
Hersha Hospitality Trust, Class A	2,979	55,618
Independence Realty Trust, Inc.	6,184	62,891
Kite Realty Group Trust	6,332	128,223
Lexington Realty Trust	16,404	167,649
LTC Properties, Inc.	2,997	140,799
National Storage Affiliates Trust	3,352	81,253
Parkway, Inc.	3,281	75,561
Pennsylvania Real Estate Investment Trust	5,289	55,482
PS Business Parks, Inc.	1,505	200,918
Ramco-Gershenson Properties Trust	6,011	78,203
Retail Opportunity Investments Corp.	8,312	158,011

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Saul Centers, Inc.	908	$ 56,214
Summit Hotel Properties, Inc.	7,895	126,241
Universal Health Realty Income Trust	947	71,489
Urstadt Biddle Properties, Inc., Class A	2,252	48,868
Whitestone REIT	2,918	38,080

		3,247,397

Food & Staples Retailing - 0.4%
Andersons, Inc.	1,998	68,431
SpartanNash Co.	2,823	74,443
SUPERVALU, Inc. (A)	2,905	63,184

		206,058

Food Products - 1.5%
B&G Foods, Inc.	5,037	160,428
Bob Evans Farms, Inc.	1,509	116,963
Cal-Maine Foods, Inc. (A)	2,255	92,680
Calavo Growers, Inc.	1,195	87,474
Darling Ingredients, Inc. (A)	12,477	218,597
J&J Snack Foods Corp.	1,136	149,157
John B Sanfilippo & Son, Inc.	659	44,357
Seneca Foods Corp., Class A (A)	519	17,906

		887,562

Gas Utilities - 1.1%
Northwest Natural Gas Co.	2,171	139,812
South Jersey Industries, Inc.	6,020	207,871
Spire, Inc.	3,655	272,846

		620,529

Health Care Equipment & Supplies - 4.4%
Abaxis, Inc.	1,719	76,753
Analogic Corp.	945	79,144
AngioDynamics, Inc. (A)	2,771	47,356
Anika Therapeutics, Inc. (A)	1,110	64,380
Cantel Medical Corp.	2,686	252,941
CONMED Corp.	1,882	98,749
CryoLife, Inc. (A)	2,533	57,499
Haemonetics Corp. (A)	3,985	178,807
Heska Corp. (A)	493	43,428
ICU Medical, Inc., Class B (A)	1,135	210,940
Inogen, Inc. (A)	1,287	122,394
Integer Holdings Corp. (A)	2,130	108,949
Integra LifeSciences Holdings Corp. (A)	4,790	241,799
Invacare Corp.	2,488	39,186
Lantheus Holdings, Inc. (A)	2,230	39,694
LeMaitre Vascular, Inc.	1,138	42,584
Meridian Bioscience, Inc.	3,197	45,717
Merit Medical Systems, Inc. (A)	3,797	160,803
Natus Medical, Inc. (A)	2,511	94,163
Neogen Corp. (A)	2,894	224,169
OraSure Technologies, Inc. (A)	4,504	101,340
Orthofix International NV, Series B (A)	1,376	65,016
Surmodics, Inc. (A)	993	30,783
Varex Imaging Corp. (A)	2,843	96,207

		2,522,801

Health Care Providers & Services - 3.4%
Aceto Corp.	2,281	25,616
Almost Family, Inc. (A)	952	51,122
Amedisys, Inc. (A)	2,155	120,594
AMN Healthcare Services, Inc. (A)	3,632	165,982
BioTelemetry, Inc. (A)	2,329	76,857
Chemed Corp.	1,211	244,683

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	September 30, 2017 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Community Health Systems, Inc. (A)	8,693	$ 66,762
CorVel Corp. (A)	725	39,440
Cross Country Healthcare, Inc. (A)	2,764	39,332
Diplomat Pharmacy, Inc. (A)	3,622	75,012
Ensign Group, Inc.	3,622	81,821
HealthEquity, Inc. (A)	3,861	195,289
Kindred Healthcare, Inc.	6,591	44,819
Landauer, Inc.	730	49,129
LHC Group, Inc. (A)	1,232	87,373
Magellan Health, Inc. (A)	1,794	154,822
PharMerica Corp. (A)	2,357	69,060
Providence Service Corp. (A)	859	46,455
Quorum Health Corp. (A)	2,151	11,142
Select Medical Holdings Corp. (A)	8,056	154,675
Tivity Health, Inc. (A)	2,566	104,693
US Physical Therapy, Inc.	953	58,562

		1,963,240

Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	844	24,940
HealthStream, Inc. (A)	1,932	45,151
HMS Holdings Corp. (A)	6,366	126,429
Omnicell, Inc. (A)	2,837	144,829
Quality Systems, Inc. (A)	3,552	55,873

		397,222

Hotels, Restaurants & Leisure - 2.8%
Belmond, Ltd., Class A (A)	6,356	86,759
Biglari Holdings, Inc. (A)	77	25,663
BJ’s Restaurants, Inc. (A)	1,413	43,026
Boyd Gaming Corp.	6,237	162,474
Chuy’s Holdings, Inc. (A)	1,281	26,965
Dave & Buster’s Entertainment, Inc. (A)	3,186	167,201
DineEquity, Inc.	1,363	58,582
El Pollo Loco Holdings, Inc. (A)	1,640	19,926
Fiesta Restaurant Group, Inc. (A)	2,050	38,950
Marcus Corp.	1,456	40,331
Marriott Vacations Worldwide Corp.	1,822	226,894
Monarch Casino & Resort, Inc. (A)	852	33,680
Penn National Gaming, Inc. (A)	6,365	148,877
Red Robin Gourmet Burgers, Inc. (A)	979	65,593
Ruby Tuesday, Inc. (A)	4,616	9,878
Ruth’s Hospitality Group, Inc.	2,226	46,635
Scientific Games Corp., Class A (A)	3,996	183,217
Shake Shack, Inc., Class A (A)	1,378	45,791
Sonic Corp.	3,167	80,600
Wingstop, Inc.	2,195	72,984

		1,584,026

Household Durables - 2.0%
Cavco Industries, Inc. (A)	642	94,727
Ethan Allen Interiors, Inc.	1,913	61,981
Installed Building Products, Inc. (A)	1,593	103,226
iRobot Corp. (A)	2,096	161,518
La-Z-Boy, Inc.	3,654	98,293
LGI Homes, Inc. (A)	1,310	63,627
M / I Homes, Inc. (A)	1,902	50,841
MDC Holdings, Inc.	3,144	104,412
Meritage Homes Corp. (A)	2,871	127,472
TopBuild Corp. (A)	2,692	175,438
Universal Electronics, Inc. (A)	1,096	69,486
William Lyon Homes, Class A (A)	1,790	41,152

		1,152,173

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.4%
Central Garden & Pet Co. (A)	783	$ 30,412
Central Garden & Pet Co., Class A (A)	2,645	98,367
WD-40 Co.	1,062	118,838

		247,617

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	2,735	88,614

Insurance - 3.1%
American Equity Investment Life Holding Co.	6,735	195,854
AMERISAFE, Inc.	1,458	84,856
eHealth, Inc. (A)	1,235	29,504
Employers Holdings, Inc.	2,455	111,580
HCI Group, Inc.	613	23,447
Horace Mann Educators Corp.	3,081	121,237
Infinity Property & Casualty Corp.	836	78,751
Maiden Holdings, Ltd.	5,380	42,771
Navigators Group, Inc.	1,698	99,078
ProAssurance Corp.	4,045	221,059
RLI Corp.	2,936	168,409
Safety Insurance Group, Inc.	1,153	87,974
Selective Insurance Group, Inc.	4,421	238,071
Stewart Information Services Corp.	1,798	67,893
Third Point Reinsurance, Ltd. (A)	4,799	74,864
United Fire Group, Inc.	1,611	73,816
United Insurance Holdings Corp.	1,554	25,330
Universal Insurance Holdings, Inc.	2,455	56,465

		1,800,959

Internet & Catalog Retail - 0.1%
PetMed Express, Inc.	1,561	51,747

Internet & Direct Marketing Retail - 0.5%
FTD Cos., Inc. (A)	1,268	16,535
Nutrisystem, Inc.	2,275	127,172
Shutterfly, Inc. (A)	2,527	122,509

		266,216

Internet Software & Services - 1.2%
Blucora, Inc. (A)	3,403	86,096
DHI Group, Inc. (A)	3,589	9,331
Liquidity Services, Inc. (A)	1,933	11,405
LivePerson, Inc. (A)	4,105	55,623
NIC, Inc.	5,020	86,093
QuinStreet, Inc. (A)	2,683	19,720
Shutterstock, Inc. (A)	1,390	46,273
SPS Commerce, Inc. (A)	1,305	74,007
Stamps.com, Inc. (A)	1,191	241,356
XO Group, Inc. (A)	1,829	35,976

		665,880

IT Services - 1.7%
CACI International, Inc., Class A (A)	1,853	258,216
Cardtronics PLC, Class A (A)	3,458	79,569
CSG Systems International, Inc.	2,544	102,014
ExlService Holdings, Inc. (A)	2,551	148,774
Forrester Research, Inc.	739	30,927
ManTech International Corp., Class A	1,946	85,916
Perficient, Inc. (A)	2,660	52,322
Sykes Enterprises, Inc. (A)	3,030	88,355

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	September 30, 2017 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
TeleTech Holdings, Inc.	1,076	$ 44,923
Virtusa Corp. (A)	2,062	77,902

		968,918

Leisure Products - 0.5%
Callaway Golf Co.	7,148	103,145
Nautilus, Inc., Class A (A)	2,332	39,411
Sturm Ruger & Co., Inc.	1,339	69,226
Vista Outdoor, Inc. (A)	4,322	99,147

		310,929

Life Sciences Tools & Services - 0.3%
Cambrex Corp. (A)	2,479	136,345
Luminex Corp.	3,105	63,125

		199,470

Machinery - 5.5%
Actuant Corp., Class A	4,522	115,763
Alamo Group, Inc.	722	77,521
Albany International Corp., Class A	2,189	125,649
Astec Industries, Inc.	1,450	81,214
Barnes Group, Inc.	3,752	264,291
Briggs & Stratton Corp.	3,239	76,116
Chart Industries, Inc. (A)	2,330	91,406
CIRCOR International, Inc.	1,250	68,038
EnPro Industries, Inc.	1,615	130,056
ESCO Technologies, Inc.	1,957	117,322
Federal Signal Corp.	4,541	96,632
Franklin Electric Co., Inc.	2,923	131,097
Greenbrier Cos., Inc.	2,159	103,956
Harsco Corp. (A)	6,092	127,323
Hillenbrand, Inc.	4,774	185,470
John Bean Technologies Corp.	2,395	242,134
Lindsay Corp.	805	73,980
Lydall, Inc. (A)	1,305	74,777
Mueller Industries, Inc.	4,365	152,557
Proto Labs, Inc. (A)	1,875	150,562
SPX Corp. (A)	3,211	94,211
SPX FLOW, Inc. (A)	3,204	123,546
Standex International Corp.	968	102,802
Tennant Co.	1,350	89,370
Titan International, Inc.	3,753	38,093
Wabash National Corp.	4,470	102,005
Watts Water Technologies, Inc., Class A	2,106	145,735

		3,181,626

Marine - 0.2%
Matson, Inc.	3,266	92,036

Media - 0.8%
EW Scripps Co., Class A (A)	4,204	80,338
Gannett Co., Inc.	8,612	77,508
New Media Investment Group, Inc.	4,033	59,648
Scholastic Corp.	2,104	78,269
Time, Inc.	7,543	101,831
World Wrestling Entertainment, Inc., Class A	2,966	69,849

		467,443

Metals & Mining - 0.9%
AK Steel Holding Corp. (A)	23,844	133,288
Century Aluminum Co. (A)	3,770	62,506
Haynes International, Inc.	947	34,007
Kaiser Aluminum Corp.	1,281	132,122

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Materion Corp.	1,518	$ 65,502
Olympic Steel, Inc.	690	15,180
SunCoke Energy, Inc. (A)	4,871	44,521
TimkenSteel Corp. (A)	2,958	48,807

		535,933

Mortgage Real Estate Investment Trusts - 0.5%
Apollo Commercial Real Estate Finance, Inc.	7,268	131,623
ARMOUR Residential REIT, Inc.	3,124	84,036
Capstead Mortgage Corp.	7,280	70,252

		285,911

Multi-Utilities - 0.4%
Avista Corp.	4,879	252,586

Multiline Retail - 0.5%
Fred’s, Inc., Class A	2,708	17,440
JC Penney Co., Inc. (A)	23,538	89,680
Ollie’s Bargain Outlet Holdings, Inc. (A)	3,721	172,654

		279,774

Oil, Gas & Consumable Fuels - 1.2%
Bill Barrett Corp. (A)	5,778	24,787
Carrizo Oil & Gas, Inc. (A)	5,861	100,399
Cloud Peak Energy, Inc. (A)	5,685	20,807
Contango Oil & Gas Co., Class A (A)	1,743	8,767
Denbury Resources, Inc. (A)	30,529	40,909
Green Plains, Inc.	2,954	59,523
PDC Energy, Inc. (A)	4,990	244,660
REX American Resources Corp., Class A (A)	437	41,004
SRC Energy, Inc. (A)	15,215	147,129

		687,985

Paper & Forest Products - 1.1%
Boise Cascade Co. (A)	2,919	101,873
Clearwater Paper Corp. (A)	1,245	61,316
Deltic Timber Corp.	822	72,690
KapStone Paper and Packaging Corp.	6,608	142,006
Neenah Paper, Inc.	1,273	108,905
P.H. Glatfelter Co.	3,301	64,204
Schweitzer-Mauduit International, Inc.	2,326	96,436

		647,430

Personal Products - 0.2%
Inter Parfums, Inc.	1,299	53,584
Medifast, Inc.	795	47,199

		100,783

Pharmaceuticals - 1.9%
Amphastar Pharmaceuticals, Inc. (A)	2,694	48,142
ANI Pharmaceuticals, Inc. (A)	679	35,641
Depomed, Inc. (A)	4,769	27,612
Impax Laboratories, Inc. (A)	5,629	114,269
Innoviva, Inc. (A)	5,633	79,538
Lannett Co., Inc. (A)	2,259	41,678
Medicines Co. (A)	4,842	179,348
Nektar Therapeutics, Class A (A)	11,841	284,184
Phibro Animal Health Corp., Class A	1,459	54,056
SciClone Pharmaceuticals, Inc. (A)	3,953	44,274
Sucampo Pharmaceuticals, Inc., Class A (A)	1,904	22,467
Supernus Pharmaceuticals, Inc. (A)	3,840	153,600

		1,084,809

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	September 30, 2017 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 2.1%
Exponent, Inc.	1,954	$ 144,400
FTI Consulting, Inc. (A)	2,995	106,263
Heidrick & Struggles International, Inc.	1,423	30,096
Insperity, Inc.	1,405	123,640
Kelly Services, Inc., Class A	2,298	57,657
Korn/Ferry International	4,379	172,664
Navigant Consulting, Inc. (A)	3,540	59,897
On Assignment, Inc. (A)	3,760	201,837
Resources Connection, Inc.	2,127	29,565
TrueBlue, Inc. (A)	3,182	71,436
WageWorks, Inc. (A)	3,007	182,525

		1,179,980

Real Estate Management & Development - 0.4%
Forestar Group, Inc. (A)	3,164	54,421
HFF, Inc., Class A	2,776	109,818
RE/MAX Holdings, Inc., Class A	1,340	85,157

		249,396

Road & Rail - 0.6%
ArcBest Corp.	1,947	65,127
Heartland Express, Inc.	3,786	94,953
Marten Transport, Ltd.	2,930	60,212
Roadrunner Transportation Systems, Inc. (A)	2,381	22,691
Saia, Inc. (A)	1,928	120,789

		363,772

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (A)	3,026	244,380
Brooks Automation, Inc., Class A	5,284	160,422
Cabot Microelectronics Corp., Class A	1,917	153,226
CEVA, Inc. (A)	1,664	71,219
Cohu, Inc.	2,118	50,493
Diodes, Inc. (A)	2,899	86,767
DSP Group, Inc. (A)	1,685	21,905
Kopin Corp. (A)	4,611	19,228
Kulicke & Soffa Industries, Inc. (A)	5,385	116,154
MaxLinear, Inc., Class A (A)	4,587	108,941
MKS Instruments, Inc.	4,111	388,284
Nanometrics, Inc. (A)	1,931	55,613
Power Integrations, Inc.	2,254	164,993
Rambus, Inc. (A)	8,277	110,498
Rudolph Technologies, Inc. (A)	2,389	62,831
Semtech Corp. (A)	5,014	188,276
SolarEdge Technologies, Inc. (A)	2,678	76,457
Veeco Instruments, Inc. (A)	3,668	78,495
Xperi Corp.	3,751	94,900

		2,253,082

Software - 2.0%
8x8, Inc. (A)	6,956	93,906
Agilysys, Inc. (A)	1,169	13,969
Barracuda Networks, Inc. (A)	3,049	73,877
Bottomline Technologies de, Inc. (A)	2,738	87,150
Ebix, Inc.	1,668	108,837
Gigamon, Inc. (A)	2,834	119,453
MicroStrategy, Inc., Class A (A)	713	91,057
Monotype Imaging Holdings, Inc.	3,160	60,830
Progress Software Corp.	3,658	139,626
Qualys, Inc. (A)	2,387	123,647
Synchronoss Technologies, Inc. (A)	3,232	30,155

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
TiVo Corp.	9,236	$ 183,335
VASCO Data Security International, Inc. (A)	2,282	27,498

		1,153,340

Specialty Retail - 4.0%
Abercrombie & Fitch Co., Class A	5,152	74,395
Asbury Automotive Group, Inc. (A)	1,405	85,846
Ascena Retail Group, Inc., Class B (A)	12,853	31,490
Barnes & Noble Education, Inc. (A)	2,815	18,326
Barnes & Noble, Inc.	4,294	32,634
Big 5 Sporting Goods Corp.	1,557	11,911
Buckle, Inc.	2,146	36,160
Caleres, Inc.	3,256	99,373
Cato Corp., Class A	1,794	23,735
Chico’s FAS, Inc.	9,719	86,985
Children’s Place, Inc.	1,336	157,849
DSW, Inc., Class A	5,500	118,140
Express, Inc. (A)	5,939	40,148
Finish Line, Inc., Class A	3,041	36,583
Five Below, Inc. (A)	4,181	229,453
Francesca’s Holdings Corp. (A)	2,812	20,696
Genesco, Inc. (A)	1,484	39,474
Group 1 Automotive, Inc.	1,485	107,603
Guess?, Inc.	4,541	77,333
Haverty Furniture Cos., Inc.	1,471	38,467
Hibbett Sports, Inc. (A)	1,573	22,415
Kirkland’s, Inc. (A)	1,212	13,853
Lithia Motors, Inc., Class A	1,820	218,964
Lumber Liquidators Holdings, Inc. (A)	2,152	83,885
MarineMax, Inc. (A)	1,839	30,436
Monro, Inc.	2,479	138,948
Rent-A-Center, Inc.	4,037	46,345
RH (A)	1,424	100,136
Select Comfort Corp. (A)	3,111	96,597
Shoe Carnival, Inc.	864	19,336
Sonic Automotive, Inc., Class A	1,905	38,862
Tailored Brands, Inc.	3,715	53,645
Tile Shop Holdings, Inc.	2,592	32,918
Vitamin Shoppe, Inc. (A)	1,804	9,651
Zumiez, Inc. (A)	1,374	24,869

		2,297,461

Technology Hardware, Storage & Peripherals - 0.5%
Cray, Inc. (A)	3,058	59,478
Electronics For Imaging, Inc. (A)	3,520	150,233
Super Micro Computer, Inc. (A)	2,877	63,582

		273,293

Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (A)	5,436	52,729
Fossil Group, Inc. (A)	3,271	30,519
G-III Apparel Group, Ltd. (A)	3,133	90,920
Iconix Brand Group, Inc. (A)	4,325	24,609
Movado Group, Inc.	1,174	32,872
Oxford Industries, Inc.	1,273	80,886
Perry Ellis International, Inc. (A)	952	22,524
Steven Madden, Ltd., Class B (A)	4,033	174,629
Unifi, Inc. (A)	1,284	45,749
Vera Bradley, Inc. (A)	1,458	12,845
Wolverine World Wide, Inc.	7,320	211,182

		779,464

Thrifts & Mortgage Finance - 1.7%
Bank Mutual Corp.	3,201	32,490
BofI Holding, Inc. (A)	4,240	120,713

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	September 30, 2017 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Dime Community Bancshares, Inc.	2,326	$ 50,009
HomeStreet, Inc. (A)	2,036	54,972
LendingTree, Inc. (A)	573	140,070
Meta Financial Group, Inc.	663	51,979
Northfield Bancorp, Inc.	3,515	60,985
Northwest Bancshares, Inc.	7,764	134,084
Oritani Financial Corp.	2,961	49,745
Provident Financial Services, Inc.	4,580	122,149
TrustCo Bank Corp.	7,279	64,783
Walker & Dunlop, Inc. (A)	2,154	112,719

		994,698

Tobacco - 0.2%
Universal Corp.	1,918	109,901

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	2,958	194,637
DXP Enterprises, Inc. (A)	1,200	37,788
Kaman Corp.	2,113	117,863

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Veritiv Corp. (A)	844	$ 27,430

		377,718

Water Utilities - 0.5%
American States Water Co.	2,776	136,718
California Water Service Group	3,634	138,637

		275,355

Wireless Telecommunication Services - 0.0% (B)
Spok Holdings, Inc.	1,513	23,225

Total Common Stocks (Cost $53,423,354)		57,186,362

Total Investments (Cost $53,423,354)		57,186,362
Net Other Assets (Liabilities) - 0.5%		290,373

Net Assets - 100.0%		$ 57,476,735

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Russell 2000® Mini Index	Long	4	12/15/2017	$ 280,406	$ 298,580	$ 18,174	$ —

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$57,186,362	$—	$—	$57,186,362

Total Investments	$57,186,362	$—	$—	$57,186,362

Other Financial Instruments
Futures Contracts (D)	$18,174	$—	$—	$18,174

Total Other Financial Instruments	$18,174	$—	$—	$18,174

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 7	September 30, 2017 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 6.5%
AGL Energy, Ltd.	10,225	$ 187,498
Amcor, Ltd.	18,216	217,399
AMP, Ltd.	46,013	174,383
APA Group	17,364	113,766
Aristocrat Leisure, Ltd.	10,041	165,452
Atlassian Corp. PLC, Class A (A)	2,303	80,950
AusNet Services	29,132	38,631
Australia & New Zealand Banking Group, Ltd.	45,668	1,060,668
Bendigo & Adelaide Bank, Ltd.	7,462	67,977
BHP Billiton PLC	32,794	578,354
BHP Billiton, Ltd.	49,905	1,009,492
BlueScope Steel, Ltd.	8,797	75,721
Boral, Ltd.	18,562	98,603
Brambles, Ltd.	24,941	176,129
Caltex Australia, Ltd.	4,099	103,242
Challenger, Ltd.	9,074	88,643
CIMIC Group, Ltd.	1,543	53,526
Coca-Cola Amatil, Ltd.	8,291	50,288
Cochlear, Ltd.	898	112,182
Commonwealth Bank of Australia	26,945	1,590,965
Computershare, Ltd.	8,060	91,512
Crown Resorts, Ltd.	5,942	52,732
CSL, Ltd.	7,047	740,722
Dexus, REIT	16,397	122,226
Domino’s Pizza Enterprises, Ltd.	1,036	37,247
Flight Centre Travel Group, Ltd.	921	32,527
Fortescue Metals Group, Ltd.	26,484	106,813
Goodman Group, REIT	25,448	164,534
GPT Group, REIT	29,271	113,919
Harvey Norman Holdings, Ltd.	9,765	29,729
Iluka Resources, Ltd.	6,586	49,093
Incitec Pivot, Ltd.	26,346	74,421
Insurance Australia Group, Ltd.	36,985	184,859
LendLease Group	9,143	128,559
Macquarie Group, Ltd.	4,951	353,206
Medibank Pvt, Ltd.	43,180	98,933
Mirvac Group, REIT	59,854	107,548
National Australia Bank, Ltd., Class N	41,753	1,031,987
Newcrest Mining, Ltd.	11,906	196,370
Oil Search, Ltd.	18,355	100,816
Orica, Ltd.	5,896	91,462
Origin Energy, Ltd. (A)	27,152	159,360
Qantas Airways, Ltd.	15,821	72,373
QBE Insurance Group, Ltd.	21,348	167,674
Ramsay Health Care, Ltd.	2,073	101,303
REA Group, Ltd.	829	43,582
Santos, Ltd. (A)	27,497	86,734
Scentre Group, REIT	83,758	258,282
SEEK, Ltd.	5,527	72,034
Sonic Healthcare, Ltd.	6,909	113,356
South32, Ltd.	81,386	208,821
Stockland, REIT	38,782	130,850
Suncorp Group, Ltd.	20,151	206,340
Sydney Airport	17,318	96,615
Tatts Group, Ltd.	21,210	66,237
Telstra Corp., Ltd.	64,897	177,716
Transurban Group	32,103	299,252
Treasury Wine Estates, Ltd.	11,584	124,434
Vicinity Centres, REIT	52,922	110,457
Washington H Soul Pattinson & Co., Ltd.	1,934	24,174

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Wesfarmers, Ltd.	17,664	$ 572,836
Westfield Corp., REIT	30,284	186,297
Westpac Banking Corp.	52,807	1,322,605
Woodside Petroleum, Ltd.	11,284	257,651
Woolworths, Ltd.	20,197	399,517

		15,211,584

Austria - 0.4%
ams AG (A)	990	71,825
Andritz AG	1,175	67,933
BUWOG AG (A)	2,050	61,460
CA Immobilien Anlagen AG	1,428	41,023
Erste Group Bank AG (A)	5,412	233,817
IMMOFINANZ AG (A)	16,443	42,455
Lenzing AG	207	30,027
OMV AG	2,303	134,197
Raiffeisen Bank International AG (A)	2,142	71,803
Verbund AG	2,096	49,421
voestalpine AG	1,865	95,126
Wienerberger AG	1,958	47,892

		946,979

Belgium - 1.4%
Ackermans & van Haaren NV	392	68,749
Ageas	3,132	147,217
Anheuser-Busch InBev SA	15,545	1,861,619
bpost SA	1,681	49,980
Colruyt SA	944	48,362
Groupe Bruxelles Lambert SA	1,290	135,728
KBC Group NV	5,320	450,943
Proximus SADP	2,464	84,927
Sofina SA	322	49,487
Solvay SA, Class A	1,128	168,557
Telenet Group Holding NV (A)	898	59,429
UCB SA	2,004	142,693
Umicore SA	1,474	121,962

		3,389,653

Bermuda - 0.0% (B)
Golar LNG, Ltd.	2,303	52,071

Chile - 0.0% (B)
Antofagasta PLC, Class A	5,320	67,736

China - 0.1%
ENN Energy Holdings, Ltd.	23,000	166,669
Fosun International, Ltd.	34,500	72,704

		239,373

Denmark - 1.8%
AP Moller - Maersk A/S, Class A	46	84,549
AP Moller - Maersk A/S, Class B	92	174,798
Carlsberg A/S, Class B	1,681	183,995
Chr Hansen Holding A/S	1,520	130,393
Coloplast A/S, Class B	1,842	149,530
Danske Bank A/S, Class R	11,400	456,015
DONG Energy A/S (C)	3,270	187,219
DSV A/S	2,994	226,543
Genmab A/S (A)	944	208,451
H. Lundbeck A/S	921	53,155
ISS A/S	2,948	118,579
Novo Nordisk A/S, Class B	28,119	1,344,573
Novozymes A/S, Class B	3,524	180,880
Pandora A/S	1,750	172,782
TDC A/S, Class B	13,334	78,143

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	September 30, 2017 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Tryg A/S	1,911	$ 44,141
Vestas Wind Systems A/S	3,362	301,762
William Demant Holding A/S (A)	1,727	45,598

		4,141,106

Finland - 1.1%
Amer Sports OYJ (A)	1,981	52,553
Cargotec OYJ, B Shares	645	40,528
Elisa OYJ	2,464	106,089
Fortum OYJ	6,794	135,658
Huhtamaki OYJ	1,543	62,294
Kesko OYJ, Class B	1,128	60,502
Kone OYJ, Class B	6,287	332,975
Metso OYJ	2,004	73,538
Neste OYJ	2,004	87,539
Nokia OYJ	91,404	548,933
Nokian Renkaat OYJ	1,842	81,944
Orion OYJ, Class B	1,635	75,886
Outokumpu OYJ	4,951	51,448
Sampo OYJ, Class A	7,531	398,149
Stora Enso OYJ, Class R	9,074	128,191
UPM-Kymmene OYJ	8,360	226,622
Wartsila OYJ Abp	2,372	167,970

		2,630,819

France - 9.3%
Accor SA	2,902	144,211
Aeroports de Paris, Class A	507	81,995
Air Liquide SA	6,034	805,003
Airbus SE	9,373	891,003
Amundi SA (C)	806	67,005
Atos SE	1,451	225,142
AXA SA	30,123	911,296
BNP Paribas SA	17,802	1,436,356
Bollore SA	14,739	73,688
Bouygues SA, Class A	3,362	159,578
Bureau Veritas SA	4,237	109,371
Capgemini SE	2,510	294,240
Carrefour SA	9,189	185,707
Christian Dior SE	184	58,938
Cie de Saint-Gobain	8,636	514,762
Cie Generale des Etablissements Michelin, Class B	2,810	410,265
CNP Assurances	2,510	58,842
Credit Agricole SA	18,976	345,026
Danone SA	9,788	767,992
Dassault Aviation SA	46	74,418
Dassault Systemes SE	2,165	219,064
Electricite de France SA	5,366	65,181
Engie SA	25,056	425,656
Essilor International SA	3,132	387,852
Hermes International	461	232,467
Iliad SA	438	116,428
Kering	1,175	468,191
Klepierre SA, REIT	3,385	132,898
L’Oreal SA	3,800	808,175
Legrand SA	4,145	299,305
LVMH Moet Hennessy Louis Vuitton SE	4,191	1,156,651
Natixis SA, Class A	14,186	113,538
Orange SA	33,416	547,531
Pernod Ricard SA	3,270	452,491
Peugeot SA	8,636	205,721
Publicis Groupe SA	3,408	238,070
Renault SA	2,994	294,168
Safran SA	5,066	517,691
Sanofi	17,825	1,770,318

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Schneider Electric SE (A)	8,636	$ 751,724
Societe Generale SA	11,768	689,137
Sodexo SA	1,428	178,103
Suez	6,517	118,994
Thales SA	1,658	187,737
TOTAL SA	38,551	2,071,154
Unibail-Rodamco SE, REIT	1,566	380,910
Valeo SA	3,708	275,202
Veolia Environnement SA	8,774	202,785
Vinci SA	8,060	766,094
Vivendi SA	11,883	300,910

		21,988,984

Germany - 8.5%
adidas AG	2,833	641,031
Allianz SE, Class A	6,978	1,566,971
BASF SE, Class R	14,255	1,517,377
Bayer AG	12,873	1,754,687
Bayerische Motoren Werke AG	5,343	542,144
Beiersdorf AG	1,543	166,051
Commerzbank AG (A)	16,374	222,803
Continental AG	1,681	426,768
Covestro AG (C)	1,474	126,771
Daimler AG	15,476	1,234,412
Deutsche Bank AG	32,218	557,229
Deutsche Boerse AG	3,017	327,102
Deutsche Lufthansa AG	3,961	110,090
Deutsche Post AG	14,969	666,533
Deutsche Telekom AG	50,366	939,881
Deutsche Wohnen SE	5,550	235,678
E.ON SE	34,245	387,679
Evonik Industries AG	2,326	83,099
Fresenius Medical Care AG & Co. KGaA	3,362	328,974
Fresenius SE & Co. KGaA	6,425	518,402
GEA Group AG	2,741	124,723
Hannover Rueck SE	944	113,776
HeidelbergCement AG	2,119	217,867
Henkel AG & Co. KGaA	1,589	193,393
HOCHTIEF AG	299	50,459
Infineon Technologies AG	17,595	442,433
Innogy SE (C)	1,958	87,162
Linde AG	2,879	600,557
MAN SE	553	62,427
Merck KGaA	2,004	222,982
METRO AG (A)	2,671	56,475
Muenchener Rueckversicherungs-Gesellschaft AG	2,418	517,113
ProSiebenSat.1 Media SE	3,685	125,617
RWE AG (A)	8,129	184,706
SAP SE	15,522	1,700,871
Siemens AG, Class A	13,219	1,862,797
Telefonica Deutschland Holding AG	12,597	70,708
thyssenkrupp AG	5,481	162,477
TUI AG	7,070	120,086
United Internet AG	1,981	123,350
Volkswagen AG	484	81,965
Vonovia SE	7,600	323,450
Zalando SE (A) (C)	1,888	94,636

		19,893,712

Hong Kong - 3.4%
AIA Group, Ltd.	188,800	1,392,306
ASM Pacific Technology, Ltd.	4,600	66,255
Bank of East Asia, Ltd.	23,000	99,383
BOC Hong Kong Holdings, Ltd.	57,500	279,376
Cathay Pacific Airways, Ltd. (A)	23,000	34,747

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	September 30, 2017 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Asset Holdings, Ltd.	46,000	$ 380,747
CK Hutchison Holdings, Ltd.	46,000	588,052
CK Infrastructure Holdings, Ltd.	11,500	98,941
CLP Holdings, Ltd.	34,500	353,582
Dairy Farm International Holdings, Ltd.	4,600	35,374
Galaxy Entertainment Group, Ltd.	46,000	323,915
Hang Lung Group, Ltd.	23,000	82,598
Hang Lung Properties, Ltd.	23,000	54,594
Hang Seng Bank, Ltd.	11,500	280,334
Henderson Land Development Co., Ltd.	23,000	152,387
HK Electric Investments & HK Electric Investments, Ltd. (C)	46,000	41,991
HKT Trust & HKT, Ltd.	46,000	55,949
Hong Kong & China Gas Co., Ltd.	138,000	259,367
Hong Kong Exchanges & Clearing, Ltd.	18,400	494,706
Hongkong Land Holdings, Ltd.	18,400	132,480
I-CABLE Communications, Ltd. (A)	12,197	406
Jardine Matheson Holdings, Ltd.	4,600	291,456
Jardine Strategic Holdings, Ltd.	2,300	99,360
Kerry Properties, Ltd.	11,500	47,630
Li & Fung, Ltd.	92,000	46,173
Link REIT	34,500	279,597
Melco Resorts & Entertainment, Ltd., ADR	2,303	55,548
MTR Corp., Ltd.	23,000	134,277
New World Development Co., Ltd.	92,000	132,157
NWS Holdings, Ltd.	23,000	44,818
PCCW, Ltd.	69,000	37,368
Power Assets Holdings, Ltd.	23,000	199,208
Shangri-La Asia, Ltd.	46,000	85,278
Sino Land Co., Ltd.	46,000	80,802
SJM Holdings, Ltd.	46,000	42,109
Sun Hung Kai Properties, Ltd.	23,000	373,680
Swire Pacific, Ltd., Class B	57,500	99,677
Swire Properties, Ltd.	18,400	62,427
Techtronic Industries Co., Ltd.	23,000	122,793
VTech Holdings, Ltd.	2,300	33,511
Wharf Holdings, Ltd.	23,000	204,950
Wheelock & Co., Ltd.	23,000	161,810
Yue Yuen Industrial Holdings, Ltd.	11,500	43,729

		7,885,848

Ireland - 0.7%
AerCap Holdings NV (A)	2,211	113,004
Bank of Ireland Group PLC (A)	15,568	127,543
CRH PLC	13,656	521,051
DCC PLC	1,451	141,041
Glanbia PLC	3,869	72,817
James Hardie Industries PLC, CDI	6,978	97,022
Kerry Group PLC, A Shares	2,625	253,848
Kingspan Group PLC	2,487	105,404
Paddy Power Betfair PLC	1,405	140,221
Smurfit Kappa Group PLC, Class B	4,260	133,458

		1,705,409

Israel - 0.6%
Azrieli Group, Ltd.	737	40,933
Bank Hapoalim BM	18,953	132,681
Bank Leumi Le-Israel BM	25,033	132,868
Bezeq Israeli Telecommunication Corp., Ltd.	38,690	55,320
Check Point Software Technologies, Ltd. (A)	2,303	262,588
Elbit Systems, Ltd.	461	67,768
Frutarom Industries, Ltd.	668	51,415
Israel Chemicals, Ltd.	10,479	46,513
Israel Discount Bank, Ltd., A Shares (A)	24,250	61,164
Mizrahi Tefahot Bank, Ltd.	3,547	63,588

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Nice, Ltd.	1,128	$ 89,982
Teva Pharmaceutical Industries, Ltd., ADR	14,347	252,507
Tower Semiconductor, Ltd. (A)	1,612	49,556

		1,306,883

Italy - 2.3%
A2A SpA	26,415	45,436
Assicurazioni Generali SpA	21,256	396,030
Atlantia SpA	7,392	233,414
Banca Mediolanum SpA	4,560	39,892
Banco BPM SpA (A)	23,813	98,756
Brembo SpA	2,556	43,271
Davide Campari-Milano SpA	9,465	68,704
Enel SpA	120,352	724,917
Eni SpA	39,795	658,639
Ferrari NV	1,981	218,971
FinecoBank Banca Fineco SpA	6,425	56,967
Intesa Sanpaolo SpA	239,323	842,776
Leonardo SpA	6,241	116,943
Luxottica Group SpA	2,257	126,180
Mediobanca SpA	9,834	105,562
Moncler SpA	2,671	77,110
Poste Italiane SpA (C)	7,807	57,499
Prysmian SpA	3,477	117,478
Recordati SpA	1,727	79,625
Snam SpA	35,512	171,120
Telecom Italia SpA (A)	155,956	146,114
Telecom Italia SpA	112,522	84,603
Terna Rete Elettrica Nazionale SpA	23,053	134,686
UniCredit SpA (A)	32,909	701,068
Unione di Banche Italiane SpA	16,098	83,470
UnipolSai Assicurazioni SpA	17,272	40,348
Yoox Net-A-Porter Group SpA (A)	944	37,018

		5,506,597

Japan - 25.1%
Acom Co., Ltd. (A)	6,900	26,726
Activia Properties, Inc., REIT	23	95,420
Advance Residence Investment Corp., REIT	23	56,558
Advantest Corp.	2,300	43,011
Aeon Co., Ltd.	13,800	203,816
AEON Financial Service Co., Ltd.	2,300	48,037
Aeon Mall Co., Ltd., Class A	2,300	40,927
Air Water, Inc.	2,300	42,418
Aisin Seiki Co., Ltd.	2,300	121,166
Ajinomoto Co., Inc.	9,200	179,480
Alfresa Holdings Corp.	4,600	84,142
Alps Electric Co., Ltd.	2,300	60,665
Amada Holdings Co., Ltd.	6,900	75,703
ANA Holdings, Inc.	2,300	87,023
Aozora Bank, Ltd.	2,300	87,452
Asahi Glass Co., Ltd.	4,600	170,613
Asahi Group Holdings, Ltd.	6,900	279,273
Asahi Kasei Corp.	23,000	282,992
Asics Corp.	2,300	34,245
Astellas Pharma, Inc.	32,200	409,491
Azbil Corp.	2,300	98,587
Bandai Namco Holdings, Inc.	4,600	157,740
Benesse Holdings, Inc.	2,300	82,957
Bridgestone Corp.	11,500	521,645
Brother Industries, Ltd.	4,600	106,985
Calbee, Inc.	2,300	80,811
Canon, Inc.	16,100	549,944
Casio Computer Co., Ltd.	4,600	64,731
Central Japan Railway Co.	2,300	403,136

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	September 30, 2017 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Chiba Bank, Ltd.	23,000	$ 164,483
Chubu Electric Power Co., Inc.	11,500	142,722
Chugai Pharmaceutical Co., Ltd.	2,300	95,420
Chugoku Bank, Ltd.	2,300	31,507
Chugoku Electric Power Co., Inc.	4,600	48,834
Citizen Watch Co., Ltd.	4,600	31,671
Coca-Cola Bottlers Japan, Inc.	2,300	74,579
COMSYS Holdings Corp.	2,300	54,943
Concordia Financial Group, Ltd.	20,700	102,263
Credit Saison Co., Ltd.	2,300	47,710
CyberAgent, Inc.	2,300	67,019
Dai-ichi Life Holdings, Inc.	18,400	330,028
Daicel Corp.	4,600	55,413
Daifuku Co., Ltd.	2,300	113,197
Daiichi Sankyo Co., Ltd.	9,200	207,432
Daikin Industries, Ltd.	4,600	465,660
Daito Trust Construction Co., Ltd.	2,300	418,869
Daiwa House Industry Co., Ltd.	11,500	396,904
Daiwa House REIT Investment Corp.	23	55,046
Daiwa Securities Group, Inc.	23,000	130,217
DeNA Co., Ltd.	2,300	51,531
Denso Corp.	9,200	465,292
Dentsu, Inc.	4,600	201,874
DIC Corp.	2,300	83,263
Don Quijote Holdings Co., Ltd.	2,300	85,919
East Japan Railway Co.	6,900	636,579
Ebara Corp.	2,300	76,316
Eisai Co., Ltd.	4,600	236,038
Electric Power Development Co., Ltd.	2,300	57,743
FamilyMart UNY Holdings Co., Ltd.	2,300	121,166
FANUC Corp.	2,300	465,660
FUJIFILM Holdings Corp.	6,900	267,688
Fujitsu, Ltd.	23,000	170,796
Fukuoka Financial Group, Inc., Class A	23,000	106,250
Furukawa Electric Co., Ltd.	2,300	126,274
GLP J-REIT (A)	46	47,935
Gunma Bank, Ltd.	6,900	42,663
H2O Retailing Corp.	2,300	40,988
Hachijuni Bank, Ltd.	9,200	57,457
Hakuhodo DY Holdings, Inc.	4,600	60,399
Hamamatsu Photonics KK	2,300	69,471
Hankyu Hanshin Holdings, Inc.	4,600	174,495
Haseko Corp.	4,600	61,298
Hino Motors, Ltd.	4,600	56,231
Hisamitsu Pharmaceutical Co., Inc.	2,300	110,336
Hitachi Chemical Co., Ltd.	2,300	63,035
Hitachi Construction Machinery Co., Ltd.	2,300	68,143
Hitachi High-Technologies Corp.	2,300	83,365
Hitachi Metals, Ltd.	2,300	31,998
Hitachi, Ltd.	69,000	486,031
Hokuhoku Financial Group, Inc.	2,300	36,983
Hokuriku Electric Power Co.	4,600	38,577
Honda Motor Co., Ltd.	27,600	816,979
House Foods Group, Inc.	2,300	68,347
Hoya Corp.	6,900	372,385
Hulic Co., Ltd.	6,900	67,612
Ibiden Co., Ltd.	2,300	36,636
Idemitsu Kosan Co., Ltd.	2,300	64,874
IHI Corp.	2,300	79,892
Iida Group Holdings Co., Ltd.	2,300	40,988
Inpex Corp.	16,100	170,991
Isetan Mitsukoshi Holdings, Ltd.	6,900	72,025
Isuzu Motors, Ltd.	9,200	121,860
ITO En, Ltd.	2,300	77,542
ITOCHU Corp.	25,300	414,231
Itoham Yonekyu Holdings, Inc.	2,300	20,719
Iyo Bank, Ltd.	4,600	37,228

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
J. Front Retailing Co., Ltd.	4,600	$ 63,546
Japan Airlines Co., Ltd.	2,300	77,807
Japan Airport Terminal Co., Ltd.	2,300	81,935
Japan Exchange Group, Inc.	9,200	162,726
Japan Hotel REIT Investment Corp.	69	43,583
Japan Post Bank Co., Ltd.	6,900	85,204
Japan Post Holdings Co., Ltd.	6,900	81,465
Japan Prime Realty Investment Corp., REIT	23	76,827
Japan Real Estate Investment Corp., REIT	23	110,541
Japan Retail Fund Investment Corp., Class A, REIT	46	82,507
Japan Tobacco, Inc.	18,400	602,845
JFE Holdings, Inc.	9,200	179,603
JGC Corp.	4,600	74,416
JSR Corp.	2,300	43,685
JTEKT Corp.	4,600	63,668
JXTG Holdings, Inc.	50,700	260,740
K’s Holdings Corp.	2,300	50,939
Kagome Co., Ltd.	2,300	72,127
Kajima Corp.	23,000	228,437
Kansai Electric Power Co., Inc.	13,800	176,477
Kansai Paint Co., Ltd.	4,600	115,730
Kao Corp.	6,900	405,792
Kawasaki Heavy Industries, Ltd.	2,300	76,214
KDDI Corp.	27,600	727,484
Keisei Electric Railway Co., Ltd.	2,300	63,648
Kewpie Corp.	2,300	55,454
Keyence Corp.	2,300	1,220,850
Kikkoman Corp.	2,300	70,697
Kinden Corp.	2,300	37,024
Kintetsu Group Holdings Co., Ltd.	2,300	85,511
Kirin Holdings Co., Ltd.	13,800	324,634
Kobe Steel, Ltd.	6,900	78,829
Koito Manufacturing Co., Ltd.	2,300	144,254
Komatsu, Ltd.	16,100	457,834
Konami Holdings Corp.	2,300	110,541
Konica Minolta, Inc.	9,200	75,519
Kubota Corp.	18,400	334,360
Kuraray Co., Ltd.	4,600	85,981
Kurita Water Industries, Ltd.	2,300	66,406
Kyocera Corp.	4,600	285,321
Kyowa Hakko Kirin Co., Ltd.	4,600	78,216
Kyushu Electric Power Co., Inc.	6,900	73,251
Kyushu Financial Group, Inc.	6,900	42,418
Kyushu Railway Co.	2,300	68,347
Lion Corp.	4,600	83,937
LIXIL Group Corp.	4,600	122,024
M3, Inc.	2,300	65,487
Makita Corp.	4,600	185,324
Marubeni Corp.	27,600	188,430
Marui Group Co., Ltd.	4,600	65,834
Maruichi Steel Tube, Ltd.	2,300	66,917
Mazda Motor Corp.	9,200	140,985
McDonald’s Holdings Co. Japan, Ltd.	2,300	101,755
Mebuki Financial Group, Inc.	16,100	62,217
Medipal Holdings Corp.	2,300	39,925
MEIJI Holdings Co., Ltd.	2,300	182,259
Minebea Mitsumi, Inc.	6,900	107,884
MISUMI Group, Inc.	4,600	121,084
Mitsubishi Chemical Holdings Corp.	23,000	219,038
Mitsubishi Corp.	25,300	587,857
Mitsubishi Electric Corp.	34,500	538,809
Mitsubishi Estate Co., Ltd.	20,700	359,788
Mitsubishi Gas Chemical Co., Inc.	4,600	107,762
Mitsubishi Heavy Industries, Ltd.	4,600	181,810
Mitsubishi Materials Corp.	2,300	79,483
Mitsubishi Motors Corp.	11,500	90,925

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	September 30, 2017 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Tanabe Pharma Corp.	4,600	$ 105,432
Mitsubishi UFJ Financial Group, Inc.	218,800	1,420,310
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,200	48,711
Mitsui & Co., Ltd.	27,600	407,754
Mitsui Chemicals, Inc.	4,600	139,759
Mitsui Fudosan Co., Ltd.	16,100	348,989
Mitsui O.S.K. Lines, Ltd.	2,300	69,675
Mizuho Financial Group, Inc.	393,800	689,539
MonotaRO Co., Ltd.	2,300	61,502
MS&AD Insurance Group Holdings, Inc.	9,200	296,110
Murata Manufacturing Co., Ltd.	2,300	337,956
Nabtesco Corp.	2,300	85,408
Nagoya Railroad Co., Ltd.	4,600	99,017
NEC Corp.	4,600	124,639
Nexon Co., Ltd. (A)	2,300	59,990
NGK Insulators, Ltd.	4,600	86,144
NGK Spark Plug Co., Ltd.	2,300	48,936
NHK Spring Co., Ltd.	4,600	49,570
Nichirei Corp.	2,300	57,722
Nidec Corp.	4,600	564,758
Nihon M&A Center, Inc.	2,300	112,380
Nikon Corp.	6,900	119,592
Nintendo Co., Ltd.	2,300	849,180
Nippon Building Fund, Inc., REIT	23	114,627
Nippon Electric Glass Co., Ltd.	2,300	88,984
Nippon Express Co., Ltd.	2,300	149,771
Nippon Paint Holdings Co., Ltd.	2,300	78,155
Nippon Paper Industries Co., Ltd.	2,300	42,745
Nippon Prologis REIT, Inc.	46	96,892
Nippon Steel & Sumitomo Metal Corp.	13,800	316,726
Nippon Telegraph & Telephone Corp.	11,500	526,856
Nippon Yusen KK (A)	2,300	47,792
Nissan Chemical Industries, Ltd.	2,300	80,913
Nissan Motor Co., Ltd.	36,800	364,355
Nisshin Seifun Group, Inc.	4,600	77,031
Nissin Foods Holdings Co., Ltd.	2,300	139,759
Nitori Holdings Co., Ltd.	2,300	328,761
Nitto Denko Corp.	2,300	191,699
NOK Corp.	2,300	51,490
Nomura Holdings, Inc.	55,300	309,501
Nomura Real Estate Holdings, Inc.	2,300	48,997
Nomura Real Estate Master Fund, Inc., REIT	69	89,679
Nomura Research Institute, Ltd.	2,300	89,699
NSK, Ltd.	6,900	92,989
NTT Data Corp.	9,200	98,404
NTT DOCOMO, Inc.	18,400	420,177
Obayashi Corp.	11,500	137,818
OBIC Co., Ltd.	2,300	144,663
Odakyu Electric Railway Co., Ltd.	4,600	87,247
OJI Holdings Corp.	23,000	124,026
Olympus Corp.	4,600	155,697
Omron Corp.	4,600	234,158
Ono Pharmaceutical Co., Ltd.	9,200	208,372
Oriental Land Co., Ltd.	4,600	350,379
ORIX Corp.	20,700	333,675
Orix JREIT, Inc., Class A	46	65,997
Osaka Gas Co., Ltd.	4,600	85,490
Otsuka Holdings Co., Ltd.	9,200	365,417
Panasonic Corp.	39,200	567,811
Park24 Co., Ltd.	2,300	55,985
PeptiDream, Inc. (A)	2,300	70,901
Persol Holdings Co., Ltd.	2,300	53,595
Pigeon Corp.	2,300	78,564
Pola Orbis Holdings, Inc.	2,300	69,573
Rakuten, Inc.	13,800	150,425
Recruit Holdings Co., Ltd.	25,300	547,738

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Relo Group, Inc.	2,300	$ 52,512
Resona Holdings, Inc.	34,500	177,151
Resorttrust, Inc.	2,300	41,131
Ricoh Co., Ltd.	11,500	111,767
Rohm Co., Ltd.	2,300	196,971
Santen Pharmaceutical Co., Ltd.	6,900	108,681
SBI Holdings, Inc.	4,600	69,226
Secom Co., Ltd.	4,600	335,177
Sega Sammy Holdings, Inc.	2,300	32,120
Seibu Holdings, Inc.	4,600	78,543
Seiko Epson Corp.	4,600	111,276
Sekisui Chemical Co., Ltd.	6,900	135,714
Sekisui House, Ltd.	9,200	155,002
Seven & i Holdings Co., Ltd.	11,500	443,899
Seven Bank, Ltd.	11,500	41,478
Sharp Corp. (A)	2,300	69,369
Shikoku Electric Power Co., Inc.	2,300	27,032
Shimadzu Corp.	4,600	90,557
Shimano, Inc.	2,300	306,285
Shimizu Corp.	11,500	127,398
Shin-Etsu Chemical Co., Ltd.	6,900	616,657
Shinsei Bank, Ltd., Class A	2,300	36,799
Shionogi & Co., Ltd.	4,600	251,362
Shiseido Co., Ltd.	6,900	275,963
Showa Denko KK	2,300	71,616
Showa Shell Sekiyu KK	2,300	26,460
Skylark Co., Ltd.	2,300	33,979
SMC Corp.	2,300	810,971
SoftBank Group Corp.	13,800	1,113,661
Sohgo Security Services Co., Ltd.	2,300	105,432
Sojitz Corp.	18,400	50,836
Sompo Holdings, Inc.	6,900	268,362
Sony Corp.	20,700	769,779
Sony Financial Holdings, Inc.	2,300	37,719
Square Enix Holdings Co., Ltd.	2,300	86,430
Stanley Electric Co., Ltd.	2,300	78,768
Start Today Co., Ltd.	2,300	72,842
Subaru Corp.	9,200	331,826
Sumco Corp.	2,300	36,166
Sumitomo Chemical Co., Ltd.	23,000	143,641
Sumitomo Corp.	20,700	297,632
Sumitomo Dainippon Pharma Co., Ltd.	2,300	29,913
Sumitomo Electric Industries, Ltd.	11,500	187,776
Sumitomo Mitsui Financial Group, Inc.	23,000	882,690
Sumitomo Mitsui Trust Holdings, Inc.	6,900	248,931
Sumitomo Rubber Industries, Ltd.	2,300	42,132
Sundrug Co., Ltd.	2,300	95,216
Suntory Beverage & Food, Ltd.	2,300	102,368
Suruga Bank, Ltd.	4,600	99,139
Suzuken Co., Ltd.	2,300	81,731
Suzuki Motor Corp.	6,900	361,780
Sysmex Corp.	2,300	146,706
T&D Holdings, Inc.	9,200	133,507
Taiheiyo Cement Corp.	2,300	88,780
Taisei Corp.	4,600	241,105
Taiyo Nippon Sanso Corp.	4,600	54,433
Takeda Pharmaceutical Co., Ltd.	11,500	634,842
TDK Corp.	2,300	156,105
Teijin, Ltd.	2,300	45,320
Terumo Corp.	4,600	180,829
THK Co., Ltd.	2,300	78,257
Tobu Railway Co., Ltd.	4,600	126,274
Toho Co., Ltd.	2,300	80,198
Tohoku Electric Power Co., Inc.	6,900	87,717
Tokio Marine Holdings, Inc.	11,500	449,722
Tokyo Electric Power Co. Holdings, Inc. (A)	13,800	55,659
Tokyo Electron, Ltd.	2,300	353,076

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	September 30, 2017 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Gas Co., Ltd.	4,600	$ 112,706
Tokyo Tatemono Co., Ltd.	4,600	58,805
Tokyu Corp.	9,200	130,197
Tokyu Fudosan Holdings Corp.	9,200	55,495
Toray Industries, Inc.	25,300	245,324
Toshiba Corp. (A)	69,000	193,088
TOTO, Ltd.	2,300	96,851
Toyo Seikan Group Holdings, Ltd.	2,300	38,413
Toyo Suisan Kaisha, Ltd.	2,300	84,489
Toyoda Gosei Co., Ltd.	2,300	54,330
Toyota Boshoku Corp.	2,300	48,691
Toyota Industries Corp.	2,300	132,199
Toyota Motor Corp.	43,800	2,610,918
Toyota Tsusho Corp.	4,600	150,997
Trend Micro, Inc.	2,300	113,197
Tsumura & Co.	2,300	82,752
Ube Industries, Ltd.	2,300	66,406
Unicharm Corp.	6,900	157,903
United Urban Investment Corp., Class A, REIT	46	67,346
USS Co., Ltd.	4,600	92,764
West Japan Railway Co.	2,300	159,824
Yahoo Japan Corp.	25,300	120,021
Yakult Honsha Co., Ltd., Class A	2,300	165,709
Yamada Denki Co., Ltd.	13,800	75,396
Yamaha Corp.	2,300	84,795
Yamaha Motor Co., Ltd.	4,600	137,716
Yamato Holdings Co., Ltd.	6,900	139,238
Yamazaki Baking Co., Ltd.	2,300	41,519
Yaskawa Electric Corp.	4,600	145,685
Yokogawa Electric Corp.	4,600	78,298
Yokohama Rubber Co., Ltd.	2,300	47,404
Zensho Holdings Co., Ltd.	2,300	41,499

		59,095,618

Jersey, Channel Islands - 0.1%
Randgold Resources, Ltd.	1,474	144,661

Luxembourg - 0.2%
ArcelorMittal (A)	9,811	253,138
Millicom International Cellular SA, Class B, SDR	1,036	68,222
SES SA, Class A	6,195	135,562
Tenaris SA	7,300	103,561

		560,483

Macau - 0.1%
MGM China Holdings, Ltd.	18,400	44,099
Sands China, Ltd.	36,800	191,522
Wynn Macau, Ltd.	27,600	74,383

		310,004

Mexico - 0.0% (B)
Fresnillo PLC	2,856	53,836

Netherlands - 4.3%
ABN AMRO Group NV, CVA (C)	6,460	193,522
Aegon NV	21,763	126,789
Akzo Nobel NV	3,938	363,688
Altice NV, Class A (A)	6,909	138,404
Altice NV, Class B (A)	1,244	24,854
ASML Holding NV	6,725	1,145,239
EXOR NV	1,543	97,865
Heineken Holding NV, Class A	1,865	175,282
Heineken NV	3,362	332,471
ING Groep NV	59,969	1,105,967

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize NV	19,944	$ 373,001
Koninklijke DSM NV	2,833	231,964
Koninklijke KPN NV	67,085	230,389
Koninklijke Philips NV	14,670	605,786
NN Group NV	4,813	201,480
NXP Semiconductors NV (A)	4,606	520,892
QIAGEN NV (A)	3,593	113,115
Randstad Holding NV	1,981	122,577
Royal Dutch Shell PLC, Class A	72,174	2,177,273
Royal Dutch Shell PLC, Class B	55,570	1,710,675
Wolters Kluwer NV	4,560	210,754

		10,201,987

New Zealand - 0.3%
a2 Milk Co., Ltd. (A)	11,768	54,700
Air New Zealand, Ltd.	13,795	33,607
Auckland International Airport, Ltd.	17,664	82,234
Contact Energy, Ltd.	14,946	59,424
Fisher & Paykel Healthcare Corp., Ltd.	10,524	97,228
Fletcher Building, Ltd.	12,090	69,831
Meridian Energy, Ltd.	26,737	54,989
Ryman Healthcare, Ltd.	9,695	64,969
SKYCITY Entertainment Group, Ltd.	14,808	40,143
Spark New Zealand, Ltd.	33,439	88,232
Xero, Ltd. (A)	1,981	44,251
Z Energy, Ltd.	9,281	49,380

		738,988

Norway - 0.8%
AKER BP ASA	1,934	37,415
DNB ASA	14,969	301,813
Entra ASA (C)	2,879	39,422
Gjensidige Forsikring ASA, Class A	3,662	63,761
Marine Harvest ASA (A)	6,863	135,789
Norsk Hydro ASA	21,832	158,797
Norwegian Finans Holding ASA (A)	2,764	31,424
Orkla ASA	14,509	148,912
Schibsted ASA, B Shares	2,971	70,167
SpareBank 1 SR-Bank ASA	3,869	41,678
Statoil ASA	17,548	351,167
Storebrand ASA, Class A	8,291	70,408
Telenor ASA	11,169	236,280
TGS NOPEC Geophysical Co. ASA	1,773	42,208
Yara International ASA	2,833	126,946

		1,856,187

Portugal - 0.2%
Banco Comercial Portugues SA, R Shares (A)	173,712	50,375
EDP - Energias de Portugal SA	40,532	152,615
Galp Energia SGPS SA, Class B	7,968	141,250
Jeronimo Martins SGPS SA	4,560	89,973

		434,213

Republic of South Africa - 0.1%
Mondi PLC	5,803	156,101

Singapore - 1.4%
Ascendas Real Estate Investment Trust	43,800	85,797
CapitaLand Commercial Trust, REIT	41,500	50,578
CapitaLand Mall Trust, REIT	48,400	71,284
CapitaLand, Ltd.	41,500	109,408
City Developments, Ltd.	9,200	76,760
ComfortDelGro Corp., Ltd.	34,500	52,844
DBS Group Holdings, Ltd.	27,600	423,161

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	September 30, 2017 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Genting Singapore PLC	89,800	$ 77,371
Global Logistic Properties, Ltd., Class L	46,100	112,029
Golden Agri-Resources, Ltd.	110,500	30,515
Hutchison Port Holdings Trust	85,200	36,636
Jardine Cycle & Carriage, Ltd.	2,300	66,631
Keppel Corp., Ltd.	25,300	120,915
Mapletree Commercial Trust, REIT	36,800	41,192
Oversea-Chinese Banking Corp., Ltd.	62,200	511,176
SATS, Ltd.	13,800	46,849
Sembcorp Industries, Ltd.	16,100	35,094
Singapore Airlines, Ltd.	11,500	85,025
Singapore Exchange, Ltd.	16,100	87,617
Singapore Press Holdings, Ltd.	27,600	55,283
Singapore Technologies Engineering, Ltd.	25,300	64,091
Singapore Telecommunications, Ltd.	124,400	337,120
Suntec Real Estate Investment Trust	43,800	60,155
United Overseas Bank, Ltd.	23,000	398,026
UOL Group, Ltd.	9,200	55,012
Venture Corp., Ltd.	4,600	59,755
Wilmar International, Ltd.	57,600	134,886

		3,285,210

Spain - 3.2%
Abertis Infraestructuras SA	11,791	238,362
ACS Actividades de Construccion y Servicios SA	4,307	159,651
Aena SME SA (C)	1,151	207,849
Amadeus IT Group SA	6,863	446,158
Banco Bilbao Vizcaya Argentaria SA	103,633	926,335
Banco de Sabadell SA	87,742	183,185
Banco Santander SA, Class A	249,433	1,741,854
Bankia SA	14,877	71,757
CaixaBank SA	55,708	279,238
Endesa SA	4,928	111,129
Ferrovial SA	7,807	171,898
Gas Natural SDG SA	5,366	118,817
Grifols SA	4,422	128,863
Grifols SA, ADR	4,606	100,825
Iberdrola SA	92,233	716,596
Industria de Diseno Textil SA	17,664	665,834
Mapfre SA	15,752	51,285
Red Electrica Corp. SA	6,863	144,257
Repsol SA, Class A	19,460	358,657
Telefonica SA	68,996	749,764

		7,572,314

Sweden - 3.2%
Ahlsell AB (C)	4,652	30,150
Alfa Laval AB	4,629	112,799
Assa Abloy AB, B Shares	15,384	350,564
Atlas Copco AB, A Shares	9,580	404,803
Atlas Copco AB, B Shares	6,540	253,032
Axfood AB	1,865	31,920
BillerudKorsnas AB	2,833	47,897
Boliden AB	4,260	143,890
Castellum AB	4,422	69,236
Electrolux AB, Series B	3,708	125,654
Elekta AB, Class B	5,757	59,458
Essity AB, Class B (A)	9,419	255,717
Fastighets AB Balder, Class B (A)	1,589	41,232
Getinge AB, Class B	3,524	65,926
Hennes & Mauritz AB, B Shares	14,186	366,714
Hexagon AB, B Shares	4,122	203,869
Hexpol AB	4,053	42,554
Hufvudstaden AB, A Shares	1,981	33,735
Husqvarna AB, Class B	6,725	69,043

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
ICA Gruppen AB	1,244	$ 46,652
Industrivarden AB, A Shares	2,372	63,177
Industrivarden AB, Class C	2,925	73,928
Intrum Justitia AB	1,151	40,612
Investment AB Latour, B Shares	2,234	30,189
Investor AB, B Shares	7,024	346,194
Kinnevik AB, B Shares	3,708	120,657
L E Lundbergforetagen AB, B Shares	645	51,443
Lundin Petroleum AB (A)	2,717	59,317
Nibe Industrier AB, B Shares	6,517	65,511
Nordea Bank AB	49,513	669,689
Saab AB, B Shares	1,059	53,635
Sandvik AB	17,088	294,139
Securitas AB, Class B	5,113	85,443
Skandinaviska Enskilda Banken AB, Class A	26,668	350,570
Skanska AB, Class B	6,287	145,345
SKF AB, Class B	5,803	126,193
SSAB AB, B Shares (A)	12,551	49,713
Svenska Cellulosa AB SCA, Class B	9,741	82,345
Svenska Handelsbanken AB, A Shares	24,043	362,014
Swedbank AB, Class A	15,959	440,310
Swedish Match AB	2,925	102,381
Swedish Orphan Biovitrum AB (A)	2,579	39,495
Tele2 AB, Class B	5,619	64,159
Telefonaktiebolaget LM Ericsson, B Shares	47,533	272,363
Telia Co. AB	42,374	199,142
Trelleborg AB, B Shares	3,800	94,973
Volvo AB, A Shares	6,494	124,512
Volvo AB, Class B	21,763	418,604

		7,580,898

Switzerland - 8.1%
ABB, Ltd.	30,077	744,154
Chocoladefabriken Lindt & Spruengli AG	23	131,330
Cie Financiere Richemont SA	8,199	749,909
Credit Suisse Group AG (A)	37,976	601,666
Ferguson PLC	3,984	261,698
Geberit AG	576	272,701
Givaudan SA	115	250,419
Glencore PLC (A)	188,174	863,426
Keuhne & Nagel International AG	921	170,665
LafargeHolcim, Ltd. (A)	7,485	437,837
Lonza Group AG (A)	1,151	302,143
Nestle SA	48,454	4,061,202
Novartis AG	40,900	3,504,144
Partners Group Holding AG	299	203,021
Roche Holding AG	11,377	2,906,217
Schindler Holding AG	968	211,054
SGS SA	92	220,872
Sika AG	46	342,528
STMicroelectronics NV	10,363	200,306
Swatch Group AG	1,635	230,994
Swiss Re AG	5,043	457,080
Swisscom AG	415	212,818
UBS Group AG (A)	59,808	1,022,966
Zurich Insurance Group AG	2,349	717,130

		19,076,280

United Arab Emirates - 0.0% (B)
NMC Health PLC, Class A	1,290	47,612

United Kingdom - 15.0%
3i Group PLC	15,246	186,752
Admiral Group PLC	3,961	96,560

The notes are an integral part of this report. Transamerica ETF Trust	Page 7	September 30, 2017 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Anglo American PLC	21,855	$ 392,765
Ashtead Group PLC	7,876	190,097
Associated British Foods PLC	5,527	236,770
AstraZeneca PLC	19,690	1,308,967
Aviva PLC	62,709	432,867
Babcock International Group PLC	7,991	88,717
BAE Systems PLC	49,652	420,678
Barclays PLC	247,867	642,987
Barratt Developments PLC	15,936	131,383
Berkeley Group Holdings PLC	2,234	111,408
BP PLC	306,500	1,962,732
British American Tobacco PLC	35,627	2,233,167
British Land Co. PLC, REIT	16,535	133,549
BT Group PLC, Class A	128,597	489,819
Bunzl PLC	5,412	164,607
Burberry Group PLC	6,932	163,686
Capita PLC	10,455	79,252
Centrica PLC	87,604	219,788
CNH Industrial NV	15,591	187,266
Coca-Cola European Partners PLC	3,961	164,857
Compass Group PLC	24,803	526,774
ConvaTec Group PLC (C)	11,377	41,808
Diageo PLC	38,989	1,283,154
Direct Line Insurance Group PLC	21,533	105,043
easyJet PLC	4,560	74,455
Experian PLC	14,555	292,720
Fiat Chrysler Automobiles NV (A)	16,904	302,956
G4S PLC	24,319	90,803
GKN PLC	27,060	125,615
GlaxoSmithKline PLC	75,928	1,516,317
Hammerson PLC, REIT	13,242	95,404
Hargreaves Lansdown PLC	3,915	77,738
HSBC Holdings PLC	317,876	3,143,571
IMI PLC	4,260	71,043
Imperial Brands PLC	14,969	639,448
Informa PLC	13,357	120,425
InterContinental Hotels Group PLC	3,109	164,679
International Consolidated Airlines Group SA	15,199	121,025
Intertek Group PLC	2,510	167,771
ITV PLC	57,551	134,892
J Sainsbury PLC	26,898	85,853
Johnson Matthey PLC	3,109	142,655
Kingfisher PLC	34,752	139,176
Land Securities Group PLC, REIT (A)	11,939	155,775
Legal & General Group PLC	91,634	319,523
Lloyds Banking Group PLC	1,109,124	1,007,860
London Stock Exchange Group PLC	4,928	253,226
Marks & Spencer Group PLC	25,724	121,968
Merlin Entertainments PLC (C)	11,446	68,413
Micro Focus International PLC (A)	6,886	220,525
National Grid PLC	56,008	694,773
Next PLC	2,303	162,525
Old Mutual PLC	76,688	199,809
Pearson PLC	12,897	105,896
Persimmon PLC	4,859	168,323
Prudential PLC	40,071	960,445
Reckitt Benckiser Group PLC	10,409	951,451
RELX NV	16,098	342,749
RELX PLC	16,535	363,155
Rentokil Initial PLC	28,879	116,469
Rio Tinto PLC	18,585	865,977
Rio Tinto, Ltd.	6,609	345,008
Rolls-Royce Holdings PLC (A)	28,603	340,388
Royal Bank of Scotland Group PLC (A)	51,102	183,949
Royal Mail PLC	14,739	75,974
RSA Insurance Group PLC	15,867	132,624

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Sage Group PLC	17,871	$ 167,477
Schroders PLC, Series R	1,819	81,877
Severn Trent PLC	3,777	110,115
Sky PLC	16,719	205,244
Smith & Nephew PLC	13,910	251,568
Smiths Group PLC	6,126	129,613
SSE PLC, Class B	15,683	293,944
St. James’s Place PLC	8,268	127,123
Standard Chartered PLC (A)	42,720	425,050
Standard Life Aberdeen PLC	41,776	242,971
Subsea 7 SA	4,237	69,567
Taylor Wimpey PLC	51,655	135,487
Tesco PLC (A)	127,192	319,366
Travis Perkins PLC	4,030	78,291
Unilever NV, CVA	26,691	1,578,966
Unilever PLC	20,335	1,178,329
United Utilities Group PLC	10,663	122,245
Vodafone Group PLC	412,597	1,155,835
Weir Group PLC	3,477	91,666
Whitbread PLC	2,879	145,466
WM Morrison Supermarkets PLC	36,985	116,163
Worldpay Group PLC (C)	31,228	170,521
WPP PLC	20,773	386,001

		35,241,689

United States - 0.5%
Carnival PLC, Class A	3,408	216,866
Flex, Ltd. (A)	9,212	152,643
International Game Technology PLC	1,796	44,092
Shire PLC	14,232	723,294

		1,136,895

Total Common Stocks (Cost $227,333,433)		232,459,730

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG 4.59%	576	51,330
Henkel AG & Co. KGaA 1.40%	2,764	376,264
Porsche Automobil Holding SE 1.82%	2,418	154,648
Volkswagen AG 1.45%	2,879	469,690

Total Preferred Stocks (Cost $987,008)		1,051,932

RIGHT - 0.0% (B)
Singapore - 0.0% (B)
CapitaLand Commercial Trust (A) Exercise Price SGD 1 Expiration Date 10/19/2017	6,889	1,481

Total Right (Cost $0)		1,481

Total Investments (Cost $228,320,441)		233,513,143
Net Other Assets (Liabilities) - 0.9%		2,062,797

Net Assets - 100.0%		$ 235,575,940

The notes are an integral part of this report. Transamerica ETF Trust	Page 8	September 30, 2017 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	Long	21	12/15/2017	$ 2,055,092	$ 2,077,320	$ 22,228	$ —

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.9%	$ 30,096,849
Pharmaceuticals	7.7	17,855,775
Insurance	5.1	11,960,334
Oil, Gas & Consumable Fuels	4.8	11,277,628
Automobiles	3.7	8,533,349
Chemicals	3.6	8,362,431
Food Products	3.1	7,324,884
Machinery	2.9	6,822,589
Metals & Mining	2.8	6,626,218
Diversified Telecommunication Services	2.4	5,571,197
Beverages	2.4	5,555,691
Real Estate Management & Development	2.2	5,225,229
Capital Markets	2.1	4,985,781
Personal Products	1.9	4,482,849
Textiles, Apparel & Luxury Goods	1.8	4,202,086
Electric Utilities	1.8	4,157,669
Software	1.7	4,005,046
Electronic Equipment, Instruments & Components	1.7	3,920,607
Equity Real Estate Investment Trusts	1.6	3,685,691
Industrial Conglomerates	1.6	3,657,481
Hotels, Restaurants & Leisure	1.6	3,606,217
Tobacco	1.5	3,577,841
Wireless Telecommunication Services	1.5	3,549,538
Electrical Equipment	1.5	3,444,264
Auto Components	1.4	3,356,718
Food & Staples Retailing	1.4	3,285,798
Semiconductors & Semiconductor Equipment	1.3	3,125,730
Trading Companies & Distributors	1.3	3,118,170
Household Durables	1.2	2,848,375
Aerospace & Defense	1.2	2,734,352
Professional Services	1.2	2,694,968
Health Care Equipment & Supplies	1.2	2,672,553
Road & Rail	1.1	2,597,710
Multi-Utilities	1.1	2,554,477
Media	1.1	2,554,232
Construction & Engineering	1.0	2,407,692
Building Products	0.9	2,164,090
Household Products	0.9	2,097,229
Biotechnology	0.9	2,012,551
Diversified Financial Services	0.9	1,965,692
IT Services	0.7	1,731,135
Specialty Retail	0.7	1,719,584
Construction Materials	0.7	1,578,883
Transportation Infrastructure	0.6	1,405,141
Health Care Providers & Services	0.6	1,380,414
Technology Hardware, Storage & Peripherals	0.6	1,347,818
Commercial Services & Supplies	0.5	1,213,346
Air Freight & Logistics	0.4	1,005,413
Gas Utilities	0.4	856,815
Communications Equipment	0.4	854,807
Paper & Forest Products	0.3	760,030
Airlines	0.3	696,152
Multiline Retail	0.3	642,534
Leisure Products	0.3	633,493
Marine	0.2	547,479
Containers & Packaging	0.2	499,461

The notes are an integral part of this report. Transamerica ETF Trust	Page 9	September 30, 2017 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Life Sciences Tools & Services	0.2%		$ 415,258
Internet Software & Services	0.1		294,902
Internet & Direct Marketing Retail	0.1		260,285
Water Utilities	0.1		232,360
Energy Equipment & Services	0.1		215,336
Consumer Finance	0.1		122,473
Independent Power & Renewable Electricity Producers	0.1		112,732
Internet & Catalog Retail	0.0	(B)	94,636
Diversified Consumer Services	0.0	(B)	82,957
Distributors	0.0	(B)	66,631
Health Care Technology	0.0	(B)	65,487

Investments, at Value	100.0		233,513,143

Total Investments	100.0%		$ 233,513,143

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,799,977	$230,659,753	$—	$232,459,730
Preferred Stocks	—	1,051,932	—	1,051,932
Right	—	1,481	—	1,481

Total Investments	$1,799,977	$231,713,166	$—	$233,513,143

Other Financial Instruments
Futures Contracts (E)	$22,228	$—	$—	$22,228

Total Other Financial Instruments	$22,228	$—	$—	$22,228

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the total value of 144A securities is $1,413,968, representing 0.6% of the Fund’s net assets.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

SGD	Singapore Dollar

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica ETF Trust	Page 10	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2017

(unaudited)

1. ORGANIZATION

Transamerica ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust dated May 5, 2016. The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are listed below.

Fund
DeltaShares® S&P 400 Managed Risk ETF (“S&P 400 Managed Risk”) (A)
DeltaShares® S&P 500 Managed Risk ETF (“S&P 500 Managed Risk”) (A)
DeltaShares® S&P 600 Managed Risk ETF (“S&P 600 Managed Risk”) (A)
DeltaShares® S&P International Managed Risk ETF (“S&P International Managed Risk”) (A)

(A)	Fund commenced operations on July 31, 2017.

Each Fund is classified as a “non-diversified” investment company under the 1940 Act.

The investment objective of each Fund is to seek investment results, before fees and expenses, that generally correspond to the price and yield of its respective index listed below (each, an “Underlying Index”). Each Fund uses a “passive” or index approach to try to achieve its investment objective.

Fund	Underlying Index
S&P 400 Managed Risk	S&P 400 Managed Risk 2.0 Index
S&P 500 Managed Risk	S&P 500 Managed Risk 2.0 Index
S&P 600 Managed Risk	S&P 600 Managed Risk 2.0 Index
S&P International Managed Risk	S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting

Transamerica ETF Trust	Page 1	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

1. ORGANIZATION (continued)

in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date plus one. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at September 30, 2017, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica ETF Trust	Page 2	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

3. SECURITY VALUATION (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2017, if any, are identified within the Schedule of Investments.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica ETF Trust	Page 3	September 30, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2017

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at September 30, 2017, if any, are listed within the Schedule of Investments.

6. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While an index fund seeks to track the performance of its stated index (i.e. achieve a high degree of correlation with the index), an index fund’s return may not match the return of the index. An index fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, an index fund may not be fully invested at times, generally as a result of cash flows or reserves of cash held by an index fund to meet redemptions. The sub-adviser may attempt to replicate the index return by investing in fewer than all of the securities of the index, or in some securities not included in the index, potentially increasing the risk of divergence between an index fund’s return and that of its stated index.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Transamerica ETF Trust	Page 4	September 30, 2017 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica ETF Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 24, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 24, 2017